     As filed with the Securities and Exchange Commission on April 11, 2000.
                                                              File No. 333-19607
                                                                        811-7426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                [ ]
                                      -----
         Post-Effective Amendment No.   6                           [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    53                               [X]
                                  ----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE and ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                            Marianne O'Doherty, ESQ.
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
          -----
            X     on May 1, 2000 pursuant to paragraph (b) of Rule 485
          -----
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          -----
                  on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485
          -----
                  this post-effective amendment designates a new effective date
          -----   for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)


      N-4 Item No.                               Prospectus Heading
--------------------------------------------------------------------------------
1.    Cover Page                              Hartford Life and Annuity
                                              Insurance Company, The Separate
                                              Account

2.    Definitions                             Definitions

3.    Synopsis or Highlights                  Highlights

4.    Condensed Financial                     Accumulation Unit Values
      Information

5.    General Description of                  General Contract Information
      Registrant

6.    Deductions                              The Contract: Charges and Fees

7.    General Description of                  The Contract
      Annuity Contracts

8.    Annuity Period                          Annuity Payouts

9.    Death Benefit                           The Contract: Death Benefit

10.   Purchases and Contract Value            The Contract

11.   Redemptions                             The Contract: Surrenders

12.   Taxes                                   Federal Tax Considerations

13.   Legal Proceedings                       Other Information: Legal Matters &
                                              Experts

14.   Table of Contents of the                Table of Contents to
      Statement of Additional                 Statement of Additional
      Information                             Information

15.   Cover Page                              Part B; Statement of Additional
                                              Information

16.   Table of Contents                       Table of Contents

17.   General Information and History         Description of Hartford Life and
                                              Annuity Insurance Company

18.   Services                                None

19.   Purchase of Securities                  Distribution of Contracts
      being Offered

20.   Underwriters                            Distribution of Contracts

21.   Calculation of Performance Data         Calculation of Yield and Return

22.   Annuity Payments                        Annuity Payouts

23.   Financial Statements                    Financial Statements

24.   Financial Statements and                Financial Statements and
      Exhibits                                Exhibits

25.   Directors and Officers of the           Directors and Officers of the
      Depositor                               Depositor

26.   Persons Controlled by or Under          Persons Controlled by or Under
      Common Control with the                 Common Control with the Depositor
      Depositor or Registrant                 or Registrant

27.   Number of Contract Owners               Number of Contract Owners

28.   Indemnification                         Indemnification

29.   Principal Underwriters                  Principal Underwriters

30.   Location of Accounts and                Location of Accounts and Records
      Records

31.   Management Services                     Management Services

32.   Undertakings                            Undertakings

                                                     PART A

DIRECTOR IMMEDIATE VARIABLE ANNUITY
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Director Immediate Variable Annuity. Please read it carefully.

The Director Immediate Variable Annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is an immediate, tax-deferred, variable annuity offered to individuals. It is:

x  Immediate, because we start making Annuity Payouts within 60 days.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------


At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.



- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.



- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.



- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.



- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.



- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.



- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.



- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Index HLS Fund, Inc.



- HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.



- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.



- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.



- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.



- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.



- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases of Class IA of Hartford Stock HLS Fund, Inc.


If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2000
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE AND EXPENSE TABLES                                            5
----------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                    6
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                          8
----------------------------------------------------------------------
HIGHLIGHTS                                                       10
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     11
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    11
----------------------------------------------------------------------
  The Separate Account                                           11
----------------------------------------------------------------------
  The Funds                                                      11
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  13
----------------------------------------------------------------------
THE CONTRACT                                                     14
----------------------------------------------------------------------
  Purchases and Contract Value                                   14
----------------------------------------------------------------------
  Charges and Fees                                               15
----------------------------------------------------------------------
  Death Benefit                                                  16
----------------------------------------------------------------------
  Surrenders                                                     17
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  18
----------------------------------------------------------------------
OTHER INFORMATION                                                20
----------------------------------------------------------------------
  Assignment                                                     20
----------------------------------------------------------------------
  Contract Modification                                          21
----------------------------------------------------------------------
  How Contracts are Sold                                         21
----------------------------------------------------------------------
  Legal Matters and Experts                                      21
----------------------------------------------------------------------
  More Information                                               21
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       21
----------------------------------------------------------------------
  General                                                        21
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  21
----------------------------------------------------------------------
  Taxation of Purchasers of Non-Qualified Contracts              22
----------------------------------------------------------------------
  Contract Owners that are Nonresident Aliens or Foreign
   Corporations                                                  24
----------------------------------------------------------------------
  Other Tax Consequences                                         24
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         25
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          26
----------------------------------------------------------------------
ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL
  RATES OF RETURN                                                29
----------------------------------------------------------------------
ILLUSTRATIONS OF ANNUITY PAYMENTS USING HISTORIC RATES OF
  RETURN                                                         31
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to the Income Start Date.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.



ANNIVERSARY VALUE: An amount equal to the present value of any remaining guaranteed Annuity Payouts determined as of a Contract Anniversary.


ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUTS: The money we pay after the Income Start Date for the duration and frequency selected.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that will apply when you Surrender.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: The General Account includes our company assets.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

INCOME PAYOUT DATE: The date we use to compute the Annuity Payouts.

INCOME START DATE: The time when regularly scheduled Annuity Payouts begin.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYOUT FACTOR: A number used to calculate the first Annuity Payout.

PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The Contract Value minus any applicable Premium Tax if requested before the Annuity Calculation Date or the Commuted Value minus any applicable Contingent Deferred Sales Charge if requested on or after the Annuity Calculation Date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


                             FEE AND EXPENSE TABLES
                      CONTRACT OWNER TRANSACTION EXPENSES



 SALES CHARGE IMPOSED ON PREMIUM PAYMENT (as a percentage of
   Premium Payment)                                                     None
 ----------------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE (as a percentage of Commuted
   Value)*
     First Year                                                            6%
 ----------------------------------------------------------------------------
     Second Year                                                           6%
 ----------------------------------------------------------------------------
     Third Year                                                            5%
 ----------------------------------------------------------------------------
     Fourth Year                                                           5%
 ----------------------------------------------------------------------------
     Fifth Year                                                            4%
 ----------------------------------------------------------------------------
     Sixth Year                                                            3%
 ----------------------------------------------------------------------------
     Seventh Year                                                          2%
 ----------------------------------------------------------------------------
     Eighth Year                                                           0%
 ----------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Sub-Account Value)
     Mortality and Expense Risk Charge                                  1.25%
 ----------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             1.25%
 ----------------------------------------------------------------------------



*   Only applies to the following Annuity Payout Options after the Income Start
    Date: Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years, and Payments Guaranteed for a Specified Number of Years.



The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply.



The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Example by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                           as of the Fund's Year End
                        (as a percentage of net assets)



                                                                                                    TOTAL FUND
                                                                                                     OPERATING
                                                                                     OTHER           EXPENSES
                                                              MANAGEMENT FEES      EXPENSES       (INCLUDING ANY
                                                              (INCLUDING ANY    (INCLUDING ANY    WAIVERS AND ANY
                                                                 WAIVERS)       REIMBURSEMENTS)   REIMBURSEMENTS)
-----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%             0.02%             0.65%
-----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.49%             0.03%             0.52%
-----------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.64%             0.02%             0.66%
-----------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%             0.03%             0.68%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund (1)                                0.85%             0.25%             1.10%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%             0.12%             0.86%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                            0.85%             0.25%             1.10%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.78%             0.04%             0.82%
-----------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.66%             0.06%             0.72%
-----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%             0.03%             0.43%
-----------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                           0.76%             0.09%             0.85%
-----------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.69%             0.09%             0.78%
-----------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.76%             0.03%             0.79%
-----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%             0.02%             0.47%
-----------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%             0.03%             0.48%
-----------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.75%             0.03%             0.78%
-----------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%             0.02%             0.48%
-----------------------------------------------------------------------------------------------------------------



(1) Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are new Funds. "Total Fund Operating Expenses" are Based on annualized estimates of such expenses to be incurred during the current fiscal year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


EXAMPLE



                 If you surrender your Contract at the   If you annuitize your Contract at the   If you do not surrender your
                 end of the applicable time period you   end of the applicable time period you   Contract, you would pay the
                 would pay the following expenses on     would pay the following expenses on     following expenses on a $1,000
                 a $1,000 investment, assuming a 5%      a $1,000 investment, assuming a 5%      investment, assuming a 5% annual
                 annual return on assets:                annual return on assets:                return on assets:
 SUB-ACCOUNT      1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   Fund            $76      $110      $144       $224      $19       $60      $104       $224      $19     $60      $104     $224
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS Fund        $75      $106      $137       $210      $18       $56      $ 97       $210      $18     $56      $ 97     $210
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS Fund        $77      $111      $144       $225      $20       $61      $104       $225      $20     $61      $104     $225
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS
   Fund            $77      $111      $145       $227      $20       $61      $105       $227      $20     $61      $105     $227
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Health HLS
   Fund            $81      $124       N/A        N/A      $24       $74       N/A        N/A      $24     $74       N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Leaders HLS
   Fund            $79      $117      $154       $246      $22       $67      $114       $246      $22     $67      $114     $246
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Global
   Technology
   HLS Fund        $81      $124       N/A        N/A      $24       $74       N/A        N/A      $24     $74       N/A      N/A
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Growth
   and Income
   HLS Fund        $78      $116      $152       $242      $21       $66      $112       $242      $21     $66      $112     $242
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford High
   Yield HLS
   Fund            $77      $112      $147       $231      $20       $62      $107       $231      $20     $62      $107     $231
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS Fund        $74      $103      $132       $200      $17       $53      $ 92       $200      $17     $53      $ 92     $200
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Advisers HLS
   Fund            $79      $116      $154       $245      $22       $66      $114       $245      $22     $66      $114     $245
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS Fund        $78      $114      $150       $238      $21       $64      $110       $238      $21     $64      $110     $238
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford MidCap
   HLS Fund        $78      $115      $151       $239      $21       $65      $111       $239      $21     $65      $111     $239
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS
   Fund            $75      $105      $134       $204      $18       $55      $ 94       $204      $18     $55      $ 94     $204
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS Fund        $75      $105      $135       $205      $18       $55      $ 95       $205      $18     $55      $ 95     $205
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Small
   Company HLS
   Fund            $78      $114      $150       $238      $21       $64      $110       $238      $21     $64      $110     $238
 -----------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS Fund        $75      $105      $135       $205      $18       $55      $ 95       $205      $18     $55      $ 95     $205
 -----------------------------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES



(For an Accumulation Unit outstanding throughout the period)



The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements, which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. No information is shown for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because, as of December 31, 1999 the Sub-Accounts had not yet commenced operations.



                                                                  YEAR ENDED DECEMBER 31,
                                                                1999        1998        1997
----------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                   $2.258      $2.114     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $2.185      $2.258    $2.114
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                 197,575     180,120   107,759
-----------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                   $6.066      $4.602     $  --
-----------------------------------------------------------------------
Accumulation Unit Value at end of period                         $7.176      $6.066    $4.602
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                 638,407     553,087   440,557
----------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                   $1.716      $1.650     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.777      $1.716    $1.650
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                 270,072     195,489   120,947
----------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT (Inception date
 August 1, 1986)
Accumulation Unit Value at beginning of period                   $4.398      $3.572     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $4.803      $4.398    $3.572
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                               1,425,393   1,258,365   999,829
----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period                   $5.526      $4.845     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $7.501      $5.526    $4.845
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                 537,835     517,384   461,578
----------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT (Inception
 date August 1, 1986)
Accumulation Unit Value at beginning of period                   $2.211      $2.098      $---
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $2.217      $2.211    $2.098
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      52,197      48,850    38,292
----------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT (Inception date
 May 1, 1987)
Accumulation Unit Value at beginning of period                   $4.712      $3.726     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $5.608      $4.712    $3.726
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     191,225     160,586   117,372
----------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                                  YEAR ENDED DECEMBER 31,
                                                                1999        1998        1997
----------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at beginning of period                   $1.641      $1.469     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $2.267      $1.641    $1.469
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period
 (in thousands)                                                 391,871     400,336   396,430
----------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT (Inception
 date March 8, 1994)
Accumulation Unit Value at beginning of period                   $2.471      $2.149     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $2.570      $2.471    $2.149
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     760,046     735,537   541,076
----------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL ADVISERS HLS FUND SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period                   $1.476      $1.319     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.796      $1.476    $1.319
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     149,495     135,919   109,735
----------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT (Inception date
 July 30, 1997)
Accumulation Unit Value at beginning of period                   $1.371      $1.097     $  --
-----------------------------------------------------------------------
Accumulation Unit Value at end of period                         $2.056      $1.371    $1.097
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     181,142      65,617    13,437
----------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT (Inception date
 August 9, 1996)
Accumulation Unit Value at beginning of period                   $1.374      $1.247     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $2.251      $1.374    $1.247
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                     198,856     156,179   108,104
----------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning of period                   $1.315       $  --     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.952      $1.315     $  --
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      54,890         898        --
----------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT (Inception
 date June 1, 1998)
Accumulation Unit Value at beginning of period                   $1.182       $  --     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.422      $1.182     $  --
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      78,909      11,822        --
----------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT (Inception date
 September 30, 1998)
Accumulation Unit Value at beginning of period                   $1.035       $  --     $  --
----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                         $1.070      $1.035     $  --
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                      20,235       2,255        --
----------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS ANNUITY?

You must complete our application or order request and submit it to us for approval with your Premium Payment. You may also transfer from another investment. Your Premium Payment must be at least $25,000. You may not make additional Premium Payments.

 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?


You don't pay a sales charge when you purchase your Annuity. If you selected the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options, we will charge you a Contingent Deferred Sales Charge when you fully or partially Surrender your Annuity.



The Contingent Deferred Sales Charge is a percentage of the Commuted Value and is equal to:



  CONTRACT YEAR
 SURRENDER CHARGE
AS A PERCENTAGE OF  CONTINGENT DEFERRED
  COMMUTED VALUE       SALES CHARGE
---------------------------------------
        1                  8%
---------------------------------------
        2                  8%
---------------------------------------
        3                  8%
---------------------------------------
        4                  8%
---------------------------------------
        5                  7%
---------------------------------------
        6                  6%
---------------------------------------
        7                  5%
---------------------------------------
    8 or more              0%
---------------------------------------



If you select the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options, Hartford agrees to make Annuity Payouts for at least the Specified Number of Years you select. Commuted Value is the present value of any remaining Annuity Payouts to be made during the Specified Number of Years. We calculate the Commuted Value for variable dollar amount Annuity Payouts using the Assumed Investment Return you selected.


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.

The second type of charge is the fee you pay for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

CAN I TAKE OUT ANY OF MY MONEY?

If you selected the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options, you may Surrender some or all of the amount you invested after Annuity Payouts begin.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

 - Partial Surrenders may have adverse tax consequences, so please consult your tax adviser.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or the Annuitant die. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.

If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.

If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.

Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greater of:


x  Commuted Value;


x 100% of the Premium Payment minus all Annuity Payouts made since the Income Start Date; or


x the Maximum Anniversary Value minus all Annuity Payouts made since that anniversary.


As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.

Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

You may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Life Annuity, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years and Payments Guaranteed for a Specified Number of Years. We may make other Annuity Payout Options available at any time.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               1/1/99         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/99        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Duff & Phelps               7/1/99        AA+      Claims paying ability
--------------------------------------------------------------------------------


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the Premium Payment you make to us.


THE FUNDS



Hartford HLS Funds are sponsored and administered by Hartford Life and Annuity Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Each Hartford HLS Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of health care companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.


* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.


We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.


PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, IT WILL USUALLY BE CALCULATED FOR ONE YEAR, FIVE YEARS, AND TEN YEARS OR SOME OTHER RELEVANT PERIODS IF THE SUB-ACCOUNT HAS NOT BEEN IN EXISTENCE FOR AT LEAST TEN YEARS. TOTAL RETURN IS MEASURED BY COMPARING THE VALUE OF AN INVESTMENT IN THE SUB-ACCOUNT AT THE BEGINNING OF THE RELEVANT PERIOD TO THE VALUE OF THE INVESTMENT AT THE END OF THE PERIOD.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

The Money Market Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.


If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with a Premium Payment. You may also transfer assets from an existing investment. The minimum Premium Payment is $25,000. No additional Premium Payments may be made. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. We will send you a confirmation when we invest your Premium Payment.


If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE INCOME START DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When your Premium Payment is credited to your Sub-Accounts, it is converted into Accumulation Units by dividing the amount of your Premium Payment, minus any Premium Taxes, by the Accumulation Unit Value for that day. The larger the Premium Payment you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Income Start Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.
We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer limitations, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

There are 3 charges and fees associated with the Contract:

1.  THE CONTINGENT DEFERRED SALES CHARGE


The Contingent Deferred Sales Charge is deducted only under the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Options. It covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. The longer you leave your Premium Payment in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.


The Contingent Deferred Sales Charge is a percentage of the Commuted Value and is equal to:

  CONTRACT YEAR
 SURRENDER CHARGE
AS A PERCENTAGE OF  CONTINGENT DEFERRED
  COMMUTED VALUE       SALES CHARGE
---------------------------------------
        1                  6%
---------------------------------------
        2                  6%
---------------------------------------
        3                  5%
---------------------------------------
        4                  5%
---------------------------------------
        5                  4%
---------------------------------------
        6                  3%
---------------------------------------
        7                  2%
---------------------------------------
    8 or more              0%
---------------------------------------

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner

- Upon cancellation during the Right to Cancel Period

2.  MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at the rate of 1.25% per year of Sub-Account Value (estimated at .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- The primary mortality risk that we assume is made once Annuity Payouts have begun. Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

  For the Payments Guaranteed for a Specified Number of Years Annuity Payout Option, we must cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or periods when the Contingent Deferred Sales Charges would have been deducted. The risk that we bear during this period is that actual mortality rates, in aggregate, may be higher than expected.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Income Start Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3.  PREMIUM TAX

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Calculation Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

BEFORE THE INCOME START DATE -- If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.

ON OR AFTER THE INCOME START DATE -- If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.

Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greater of:


x  Commuted Value;


x 100% of the Premium Payment minus all Annuity Payouts made since the Income Start Date; or


x the Maximum Anniversary Value minus all Annuity Payouts made since that anniversary.


As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value. The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day. Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.

The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Income Start Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can:
(a) make Sub-Account transfers and (b) take a full Surrender without paying Contingent Deferred Sales Charges.

REQUIRED DISTRIBUTIONS -- If the Annuitant dies before the Income Start Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

If the Contract Owner dies on or after the Income Start Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Income Start Date.


WHAT SHOULD THE BENEFICIARY CONSIDER?



ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.


SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. Spousal continuation is available only once for each Contract.


IF DEATH OCCURS BEFORE THE INCOME START DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is                                   Death Benefit is paid to
                              living                                                  the Contract Owner and not
                                                                                      the designated
                                                                                      Beneficiary.

IF DEATH OCCURS ON OR AFTER THE INCOME START DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                                                          Designated Beneficiary becomes the
                                                                        Contract Owner.
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE INCOME START DATE -- When you Surrender your Contract before the Income Start Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, or Contingent Deferred Sales Charges. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

SURRENDERS AFTER THE INCOME START DATE -- Partial Surrenders are permitted after the Income Start Date if you select the Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years or the Payments Guaranteed for a Specified Number of Years Annuity Payout Option.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Specified Number of Years" you select under the Annuity Payout Option.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Specified Number of Years.

Hartford will deduct any applicable Contingent Deferred Sales Charges.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Specified Number of Years, Hartford will not make any Annuity Payouts during the remaining Specified Number of Years. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Specified Number of Years, Hartford will reduce the remaining Annuity Payouts during the remaining Specified Number of Years. The remaining Annuity Payouts are reduced by the same percentage as the percentage of Commuted Value Surrendered. If the partial Surrender represented 25% of the Commuted Value, the total of the remaining Annuity Payouts would be reduced by 25%.



Annuity Payouts that are to be made after the Specified Number of Years is over will not change.



Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Income Start Date.


HOW DO I REQUEST A SURRENDER?

Requests for Surrenders must be in writing. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. The partial Surrender will be taken in proportion to the value in each Account.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Income Start Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- Do you want to receive level monthly Annuity Payouts?

- What is the Assumed Investment Return?

- How are the variable dollar amount Annuity Payouts determined?

Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Income Start Date and an Annuity Payout Option when you purchase your Contract. The Income Start Date is any date after the right to cancel period is over and no later than 60 days after your Contract is issued. Once selected, neither the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------
Income Start Date nor your Annuity Payout Option can be changed.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Income Start Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Income Start Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.



LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.



LIFE ANNUITY WITH CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we pay the Beneficiary the Contract Value as of the Annuity Calculation Date, minus applicable Premium Taxes, and minus any Annuity Payouts already made. This Annuity Payout Option is only available if you select the 5% Assumed Investment Return.



LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of Annuitant. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period, receive the Commuted Value in one lump sum or take the Death Benefit.


For Qualified Contracts, the Annuity Payout period remaining must be less than the life expectancy of the Annuitant when the Contact is issued.


JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:


- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.


JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living, but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of younger Annuitant. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. If the Annuitant and the Joint Annuitant both die before Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period or receive the Commuted Value in one lump sum.


When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your Annuity Payouts will be higher while both Annuitants are alive.


PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 100 years minus the age of the Annuitant. If the Annuitant dies before the specified number of years have passed, the Beneficiary may elect either to continue Annuity Payouts for the rest of the specified number of years, or receive the Commuted Value in one sum.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Income Start Date and an Annuity Payout Option, you must also decide how often you want the

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  DO YOU WANT TO RECEIVE LEVEL MONTHLY ANNUITY PAYOUTS?

You may elect to receive Annuity Payouts that vary in amount each Contract Year, but are level each month throughout the Contract Year. We offer these level payouts on a monthly frequency only. You can begin receiving these level monthly Annuity Payouts on your Income Start Date or as of any anniversary of your Income Start Date. You can cancel these level Annuity Payouts by notifying us within 30 days of the anniversary of the Income Start Date.

The level payouts are available only under the following Annuity Payout Options:

- Life Annuity with Cash Refund

- Life Annuity with Payments Guaranteed for a Specified Number of Years

- Joint and Survivor Life Annuity with Payments Guaranteed for a Specified Number of Years

- Payments Guaranteed for a Specified Number of Years

We will transfer the annual variable Annuity Payout amount to the General Account to provide your level monthly Annuity Payouts. The assets of the General Account are subject to the claims of our creditors. The level monthly Annuity Payouts will be calculated using a fixed interest rate which will be determined annually on each anniversary of your Income Start Date. The minimum interest rate will be 3%, compounded annually.

In situations where we make Annuity Payouts based on the life of the Annuitant, we will calcuate the level monthly Annuity Payout using the mortality table listed in the Contract.

5.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

6.  HOW ARE VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS DETERMINED?

A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor found in your Contract, multiplied by the Annuity Unit Value for the preceding Valuation Period.
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TRANSFER OF ANNUITY UNITS -- After the Income Start Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT

Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.

CONTRACT MODIFICATION

The Annuitant may not be changed. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Hartford and will not be more than 7% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

MORE INFORMATION

You may call your Representative if you have any questions or write or call us at the address below:


Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account is not separately taxed as a "regulated investment company" under subchapter M. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

TAXATION OF PURCHASERS OF NON-QUALIFIED CONTRACTS

CORPORATIONS, TRUSTS AND OTHER NON-NATURAL PERSONS -- Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

NATURAL PERSONS -- Section 72 generally provides that a Contract Owner is not taxed on increases in the value of the Contract until an amount distributed from the Contract is received (or deemed received) by the Contract Owner, either in the form of Annuity Payments, as contemplated by the Contract, or in some other form (i.e., surrender or Death Benefit). However, this tax deferral generally applies only if: (1) the investments in the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, (2) Hartford, rather than the Contract Owner, is considered the owner of such assets for federal income tax purposes, and (3) certain distribution requirements are met in the event that the Contract Owner dies. These requirements are discussed further under the caption "Tax Status of the Contract" below.

DISTRIBUTIONS PRIOR TO THE INCOME START DATE -- The Contract does not permit partial withdrawals or partial surrenders or loans. If, however, a Contract is surrendered prior to the Income Start Date, amounts received by the Contract Owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the Premium Payment (to the extent that such Payment was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts), less any amounts previously received from the Contract which were not includable in income. Also, the Surrender Value may be subject to a penalty tax, described below. In general, an assignment of the Contract (or other change of ownership) without full and adequate consideration will be treated as a distribution from the Contract and taxed in the same manner as a surrender (except where the Contract is transferred between spouses or incident to a divorce).

The Contract provides that upon the death of Contract Owner, Annuitant or Joint Annuitant, the Beneficiary will receive the Contract Value. This distribution is includable in the Beneficiary's income as follows: (1) if distributed in a lump sum, it is taxed in the same manner as a surrender, (2) if it is distributed in the form of Annuity Payments, it is taxed in the same manner as Annuity Payments (see below).

DISTRIBUTIONS AFTER THE INCOME START DATE -- The portion of each Annuity Payment taxable as ordinary income is equal to the excess of the Annuity Payment over the "exclusion amount." The "exclusion amount" is the investment in the Contract (described above), adjusted for any guaranteed period, divided by the number of Annuity Payments expected to be made (determined by Treasury Department regulations that take into account the Annuitant's life expectancy and the Annuity Payment Option elected). After the dollar amount of the investment in the Contract, adjusted for any guaranteed period, is deemed to be recovered, the entire amount of each Annuity Payment is fully includable in income.
Nonetheless, should the Annuity Payments cease before the adjusted investment in the Contract is fully
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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recovered, a deduction is allowed for the unrecovered amount of the adjusted investment in the Contract. Where a guaranteed period of Annuity Payments is selected and the Annuitant does not live to the end of that period, the Annuity Payments for the remainder of the period are includable in income as follows:
(1) if distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time, or (2) if received as Annuity Payments, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered. All Annuity Payments thereafter are fully includable in income.

PENALTY TAX ON CERTAIN DISTRIBUTIONS -- Distributions received (or deemed received) from a Contract (before or after the Income Start Date) may be subject to a penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

- made on or after a taxpayer reaches age 59 1/2;

- made on or after the death of the Contract Owner;

- attributable to a taxpayer's becoming disabled;

- that are part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or the life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

- made under certain annuities issued in connection with structured settlement agreements; and

- made under an annuity contract that is purchased with a single premium payment when the annuity date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

AGGREGATION OF TWO OR MORE CONTRACTS -- All non-qualified deferred annuity contracts that are issued by Hartford (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract in a calendar year.

POSSIBLE CHANGES IN TAXATION -- In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuity contracts. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity contract. Although as of the date of this Prospectus Congress is not considering any legislation regarding taxation of annuity contracts, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS -- Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will and continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code
Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective Contract Owners wishing to take advantage of
Section 1035 should consult their tax adviser.

TAX STATUS OF THE CONTRACTS -- The foregoing discussion assumes that the Contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

DIVERSIFICATION REQUIREMENTS -- The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT -- In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

REQUIRED DISTRIBUTIONS -- In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Income Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Income Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a Beneficiary and must be a natural person. However, if the Contract Owner's sole designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. This spousal continuation shall apply only once for this contract. The requirements further provide that if the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions that are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner. The Contract does not permit a change of the Annuitants, however.

Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Hartford will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

CONTRACT OWNERS THAT ARE NONRESIDENT
ALIENS OR FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to Contract Owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to the purchase of a Contract.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under these Contracts are not exhaustive, and special rules may apply to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Hartford's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. In particular, gift and/or estate tax consequences may result in situations where the Contract Owner is not also the Annuitant, Payee, and Beneficiary. A competent tax adviser should be consulted for further information.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


----------------------------------------------------------------------
DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------
SAFEKEEPING OF ASSETS
----------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS
----------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS
----------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN
----------------------------------------------------------------------
PERFORMANCE COMPARISONS
----------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
----------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------


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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.


2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.


Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.



All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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amounts under the plan will be subject to the claims of the employer's general creditors.


In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(C) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF RETURN

The following graph has been prepared to show how investment performance could affect Variable Annuity Payments over time. The graph illustrates the Variable Annuity Payments of a Non-Qualified Contact under three rate of return scenarios. Of course, the illustrations merely represent what Variable Annuity Payments might be paid under a hypothetical Non-Qualified Contract.
WHAT THE GRAPHS ILLUSTRATE -- Each curve plotted on the graph illustrates the payments under a hypothetical Non-Qualified Contract (described in more detail below) assuming a different hypothetical rate of return for a single Sub-Account supporting the Contract by plotting one point for each contract year. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that contract year under the hypothetical Contract (hereinafter, an "Average Monthly Payment"). Each curve on the graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below).
HYPOTHETICAL RATES OF RETURN -- The Variable Annuity Payments reflect three different assumptions for a constant investment return before fees and expenses:
0%, 6% and 12%. Net of all expenses, these constant returns are: -1.85%, 4.04% and 9.93%. Average Monthly Payments reflect the assumed investment return net of all expenses of the illustrated Sub-Account (and the Funds) over the periods shown in each graph. Fund management fees and operating expenses are assumed to be at an annual rate of 0.62% of their average daily net assets. This is the weighted average of Fund expenses shown in the fee table on page 6. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Sub-Account's average daily net assets.
Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPH ARE BASED ON HYPOTHETICAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVER SUGGEST THAT ANY SUB-ACCOUNT OR CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the hypothetical returns. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity payment options, how long the Annuitant lives. See "Annuity Payouts."
ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%,
(3) the Contract Owner selected an Assumed Investment Return of 5%, (4) the Contract Owner elects to receive monthly Variable Annuity Payments, and (5) the Contract Value (less any applicable Premium Tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000.
For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts."
ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Annuity Payouts."
THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Annuity Payouts."

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HYPOTHETICAL ILLUSTRATIONS

   HYPOTHETICAL 0% GROSS RATE                            HYPOTHETICAL 6% GROSS RATE
    AVERAGE MONTHLY PAYMENT                                AVERAGE MONTHLY PAYMENT
      FOR EACH YEAR SHOWN                                    FOR EACH YEAR SHOWN
 $1,000 INITIAL PAYMENT; 5% AIR                        $1,000 INITIAL PAYMENT; 5% AIR
--------------------------------                       -------------------------------
                        AVERAGE                                            AVERAGE
      CONTRACT          MONTHLY                           CONTRACT         MONTHLY
        YEAR            PAYMENT                             YEAR           PAYMENT
---------------------   --------                       --------------   --------------
          1                970                                1                 996
          2                906                                2                 988
          3                847                                3                 980
          4                791                                4                 972
          5                740                                5                 964
          6                691                                6                 956
          7                646                                7                 948
          8                604                                8                 940
          9                564                                9                 932
         10                527                               10                 924
         11                493                               11                 917
         12                461                               12                 909
         13                430                               13                 902
         14                402                               14                 894
         15                376                               15                 887
         16                351                               16                 879
         17                328                               17                 872
         18                307                               18                 865
         19                287                               19                 858
         20                268                               20                 851

   HYPOTHETICAL 0% GR    HYPOTHETICAL 12% GROSS RATE
    AVERAGE MONTHLY P      AVERAGE MONTHLY PAYMENT
      FOR EACH YEAR S        FOR EACH YEAR SHOWN
 $1,000 INITIAL PAYME  $1,000 INITIAL PAYMENT; 5% AIR
---------------------  -------------------------------
                                           AVERAGE
      CONTRACT            CONTRACT         MONTHLY
        YEAR                YEAR           PAYMENT
---------------------  --------------   --------------
          1                   1               1,022
          2                   2               1,072
          3                   3               1,125
          4                   4               1,179
          5                   5               1,237
          6                   6               1,298
          7                   7               1,361
          8                   8               1,427
          9                   9               1,497
         10                  10               1,570
         11                  11               1,647
         12                  12               1,727
         13                  13               1,812
         14                  14               1,900
         15                  15               1,993
         16                  16               2,091
         17                  17               2,193
         18                  18               2,300
         19                  19               2,412
         20                  20               2,530

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE MONTHLY PAYMENT
Contract                       0%          6%         12%
Year                   Gross Rate  Gross Rate  Gross Rate
1                             970         996       1,022
2                             906         988       1,072
3                             847         980       1,125
4                             791         972       1,179
5                             740         964       1,237
6                             691         956       1,298
7                             646         948       1,361
8                             604         940       1,427
9                             564         932       1,497
10                            527         924       1,570
11                            493         917       1,647
12                            461         909       1,727
13                            430         902       1,812
14                            402         894       1,900
15                            376         887       1,993
16                            351         879       2,091
17                            328         872       2,193
18                            307         865       2,300
19                            287         858       2,412
20                            268         851       2,530

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

ILLUSTRATIONS OF ANNUITY PAYMENTS USING HISTORIC
RATES OF RETURN

The following graphs have been prepared to show how investment performance affects Variable Annuity Payments over time. These graphs illustrate the "performance" of a Non-Qualified Contract under which Variable Annuity Payments begin at the end of the month that the Contract was issued which is the same month that each Sub-Account illustrated began operations. Of course, Hartford did not sell Contracts prior to the date of this Prospectus (i.e., during any of the time periods shown) and therefore the illustrations merely represent what Variable Annuity Payments might have been under a hypothetical Non-Qualified Contract had one existed during the years shown.

WHAT THE GRAPHS ILLUSTRATE -- Each graph illustrates the "performance" of a particular Sub-Account based on hypothetical Non-Qualified Contract (described in more detail below) by plotting one point for each calendar year since the Sub-Account began operations. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that year under the hypothetical Contract. Each graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below). All of the graphs end on December 31, 1998. Where a Sub-Account began operations in mid-year, the point for the first year represents the average of monthly Variable Annuity Payments made (which is fewer than 12) under the hypothetical Contract during that year. The points therefore represent, in each case, the average monthly Variable Annuity Payment (hereinafter, an "Average Monthly Payment").

Average Monthly Payments reflect the actual past investment return after all expenses of the Sub-Accounts over the periods shown in each graph. Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE BASED ON HYPOTHETICAL CONTRACTS AND PAST INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR VARIABLE ANNUITY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the past returns of the Sub-Accounts. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity options, how long the Annuitant lives. (See "Annuity Payouts.")

ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to the Sub-Account being illustrated, (3) the Contract Owner selected an Assumed Investment Return of 5%,
(4) the Contract Owner elects to receive monthly Variable Annuity Payments and elects an Income Start Date that is the last day of the month in which the Contract was issued, (5) the Contract Value (less any applicable premium tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000, and (6) the Income Start Date is the last day of the month that the Sub-Account illustrated began operations. TO THE EXTENT THAT A REAL CONTRACT IS ISSUED BY HARTFORD ON A BASIS DIFFERENT FROM THE FOREGOING ASSUMPTIONS, THAT REAL CONTRACT WOULD HAVE HAD AVERAGE MONTHLY PAYMENTS DIFFERENT FROM THOSE ILLUSTRATED EVEN DURING THE PERIODS ILLUSTRATED.

For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts."

ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments." Standardized and non-standardized average annual total returns as well as the Sub-Account Annual Percentage Change column reflect the performance of the Sub-Account being illustrated without adjustment for an Assumed Investment Return.

THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to the Sub-Account shown in

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the illustrations. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Annuity Payouts."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------


ADVISERS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983*                 990                 1.26%
          1984                  948                 6.05%
          1985                1,078                25.26%
          1986                1,253                11.27%
          1987                1,337                 4.66%
          1988                1,322                12.71%
          1989                1,479                20.24%
          1990                1,459                 0.01%
          1991                1,584                18.88%
          1992                1,630                 6.96%
          1993                1,731                10.86%
          1994                1,688                -3.94%
          1995                1,821                26.74%
          1996                2,042                15.14%
          1997                2,384                22.96%
          1998                2,745                23.11%
          1999                2,991                 9.21%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                              9.21%
    5 Year                             19.26%
    10 Year                            12.57%
Since Inception                        12.25%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                              3.21%
    5 Year                             18.86%
    10 Year                            12.57%
Since Inception                        12.25%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983*         990
1984          948
1985        1,078
1986        1,253
1987        1,337
1988        1,322
1989        1,479
1990        1,459
1991        1,584
1992        1,630
1993        1,731
1994        1,688
1995        1,821
1996        2,042
1997        2,384
1998        2,745
1999        2,991


 * Fund inception was 4/83. Therefore, the Average Monthly Payment represents the average monthly payment from April 1983 to December 1983. The Annual Sub-Account Return is based on the period from April 1983 to December 1983.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


CAPITAL APPRECIATION FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984*               1,038                 9.16%
          1985                1,237                34.37%
          1986                1,485                 7.65%
          1987                1,496                -5.55%
          1988                1,451                24.67%
          1989                1,694                22.60%
          1990                1,550               -12.02%
          1991                1,852                52.16%
          1992                2,100                15.55%
          1993                2,492                19.30%
          1994                2,562                 1.26%
          1995                2,897                28.63%
          1996                3,328                19.20%
          1997                3,881                20.83%
          1998                4,150                14.04%
          1999                4,864                35.75%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             35.75%
    5 Year                             23.46%
    10 Year                            18.28%
Since Inception                        17.26%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             29.75%
    5 Year                             23.11%
    10 Year                            18.28%
Since Inception                        17.26%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984*       1,038
1985        1,237
1986        1,485
1987        1,496
1988        1,451
1989        1,694
1990        1,550
1991        1,852
1992        2,100
1993        2,492
1994        2,562
1995        2,897
1996        3,328
1997        3,881
1998        4,150
1999        4,864


 * Fund inception was 4/84. Therefore, the Average Monthly Payment represents the average monthly payment from April 1984 to December 1984. The Annual Sub-Account Return is based on the period from April 1984 to December 1984.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------


DIVIDEND AND GROWTH FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994*                1,024            4.07%
           1995                 1,146           34.68%
           1996                 1,383           21.39%
           1997                 1,695           30.25%
           1998                 1,932           14.97%
           1999                 2,006            4.01%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                              4.01%
    5 Year                             20.55%
    10 Year                                --
Since Inception                        17.61%



      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -1.99%
    5 Year                                     20.17%
    10 Year                                        --
Since Inception                                17.61%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994*       1,024
1995        1,146
1996        1,383
1997        1,695
1998        1,932
1999        2,006


 * Fund inception was 3/94. Therefore, the Average Monthly Payment represents the average monthly payment from March 1994 to December 1994. The Annual Sub-Account Return is based on the period from March 1994 to December 1994.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


GLOBAL LEADERS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997
           1998*                1,159           31.47%
           1999                 1,450           48.51%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             48.51%
    5 Year                                 --
    10 Year                                --
Since Inception                        70.84%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED 12/31/99**
---------------------------------------------
    1 Year                             42.51%
    5 Year                                 --
    10 Year                                --
Since Inception                        70.84%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*       1,159
1999        1,450


 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment from September 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** These returns are not annualized.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------


GROWTH AND INCOME FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997
           1998*                1,018           18.18%
           1999                 1,219           20.32%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED 12/31/99**
---------------------------------------------
    1 Year                             20.32%
    5 Year                                 --
    10 Year                                --
Since Inception                        24.75%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             14.32%
    5 Year                                 --
    10 Year                                --
Since Inception                        24.75%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*       1,018
1999        1,219


 * Fund inception was 6/1/98. Therefore, the Average Monthly Payment represents the average monthly payment from June 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** These returns are not annualized.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


HIGH YIELD FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997
           1998*                1,011            3.49%
           1999                 1,019            3.40%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED 12/31/99**
---------------------------------------------
    1 Year                              3.40%
    5 Year                                 --
    10 Year                                --
Since Inception                         5.57%



      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -2.60%
    5 Year                                         --
    10 Year                                        --
Since Inception                                 5.57%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*       1,011
1999        1,019


 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment from September 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** These returns are not annualized.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------


INDEX FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987*                 978               -14.02%
          1988                  890                14.75%
          1989                1,049                28.73%
          1990                1,035                -5.24%
          1991                1,145                27.93%
          1992                1,205                 5.49%
          1993                1,256                 7.76%
          1994                1,228                -0.31%
          1995                1,401                34.85%
          1996                1,653                20.58%
          1997                2,044                30.96%
          1998                2,408                26.47%
          1999                2,829                19.00%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             19.00%
    5 Year                             26.23%
    10 Year                            15.98%
Since Inception                        14.57%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             13.00%
    5 Year                             25.91%
    10 Year                            15.98%
Since Inception                        14.57%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*         978
1988          890
1989        1,049
1990        1,035
1991        1,145
1992        1,205
1993        1,256
1994        1,228
1995        1,401
1996        1,653
1997        2,044
1998        2,408
1999        2,829


 * Fund inception was 5/87. Therefore, the Average Monthly Payment represents the average monthly payment from May 1987 to December 1987. The Annual Sub-Account Return is based on the period from May 1987 to December 1987.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


INTERNATIONAL ADVISERS FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990
          1991
          1992
          1993
          1994
          1995*               1,037                11.45%
          1996                1,099                10.41%
          1997                1,143                 4.20%
          1998                1,180                11.94%
          1999                1,251                21.63%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             21.63%
    5 Year                                 --
    10 Year                                --
Since Inception                        12.86%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             15.63%
    5 Year                                 --
    10 Year                                --
Since Inception                        12.86%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995*       1,037
1996        1,099
1997        1,143
1998        1,180
1999        1,251


 * Fund inception was 3/95. Therefore, the Average Monthly Payment represents the average monthly payment from March 1995 to December 1995. The Annual Sub-Account Return is based on the period from March 1995 to December 1995.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------


INTERNATIONAL OPPORTUNITIES SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984
          1985
          1986
          1987
          1988
          1989
          1990*                 900               -12.18%
          1991                  890                11.60%
          1992                  869                -5.62%
          1993                  911                32.07%
          1994                  999                -3.15%
          1995                  967                12.51%
          1996                1,056                11.53%
          1997                1,090                -0.91%
          1998                1,086                11.72%
          1999                1,195                38.12%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             38.12%
    5 Year                             13.92%
    10 Year                                --
Since Inception                         8.99%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             32.12%
    5 Year                             13.44%
    10 Year                                --
Since Inception                         8.99%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990*         900
1991          890
1992          869
1993          911
1994          999
1995          967
1996        1,056
1997        1,090
1998        1,086
1999        1,105


 * Fund inception was 7/90. Therefore, the Average Monthly Payment represents the average monthly payment from July 1990 to December 1990. The Annual Sub-Account Return is based on the period from July 1990 to December 1990.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


MID-CAP FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                              AVERAGE           ANNUAL
        CALENDAR              MONTHLY        SUB-ACCOUNT
          YEAR                PAYMENT           RETURN
-------------------------   ------------   ----------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996
           1997*                1,026            9.68%
           1998                 1,143           25.00%
           1999                 1,464           49.92%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             49.92%
    5 Year                                 --
    10 Year                                --
Since Inception                        34.65%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             43.92%
    5 Year                                 --
    10 Year                                --
Since Inception                        34.65%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997*       1,026
1998        1,143
1999        1,464


 * Fund inception was 7/97. Therefore, the Average Monthly Payment represents the average monthly payment from July 1997 to December 1997. The Annual Sub-Account Return is based on the period from July 1997 to December 1997.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------


MONEY MARKET FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980*               1,009                 5.09%
          1981                1,074                14.29%
          1982                1,162                12.39%
          1983                1,212                 8.01%
          1984                1,254                 9.35%
          1985                1,296                 7.19%
          1986                1,313                 5.45%
          1987                1,311                 5.17%
          1988                1,319                 6.06%
          1989                1,347                 7.77%
          1990                1,375                 6.76%
          1991                1,386                 4.72%
          1992                1,364                 2.35%
          1993                1,324                 1.66%
          1994                1,286                 2.67%
          1995                1,272                 4.45%
          1996                1,261                 3.86%
          1997                1,248                 4.02%
          1998                1,237                 3.96%
          1999                1,221                 3.59%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                              3.59%
    5 Year                              3.98%
    10 Year                             3.80%
Since Inception                         6.05%



      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -2.41%
    5 Year                                      3.28%
    10 Year                                     3,80%
Since Inception                                 6.05%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980*       1,009
1981        1,074
1982        1,162
1983        1,212
1984        1,254
1985        1,296
1986        1,313
1987        1,311
1988        1,319
1989        1,347
1990        1,375
1991        1,386
1992        1,364
1993        1,324
1994        1,286
1995        1,272
1996        1,261
1997        1,248
1998        1,237
1999        1,221


 * Fund inception was 6/80. Therefore, the Average Monthly Payment represents the average monthly payment from June 1980 to December 1980. The Annual Sub-Account Return is based on the period from June 1980 to December 1980.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


MORTGAGE SECURITIES FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977
          1978
          1979
          1980
          1981
          1982
          1983
          1984*               1,000
          1985                1,064                19.13%
          1986                1,162                 9.75%
          1987                1,151                 1.36%
          1988                1,170                 7.03%
          1989                1,205                11.74%
          1990                1,239                 8.35%
          1991                1,324                13.31%
          1992                1,365                 3.35%
          1993                1,372                 4.99%
          1994                1,297                -2.83%
          1995                1,336                14.73%
          1996                1,348                 3.77%
          1997                1,372                 7.66%
          1998                1,400                 5.39%
          1999                1,365                 0.26%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
      FOR THE PERIODS ENDED 12/31/1999**
----------------------------------------------
    1 Year                              0.26%
    5 Year                              6.25%
    10 Year                             5.77%
Since Inception                         7.05%



      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -5.74%
    5 Year                                      5.62%
    10 Year                                     5.77%
Since Inception                                 7.05%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984*       1,000
1985        1,064
1986        1,162
1987        1,151
1988        1,170
1989        1,205
1990        1,239
1991        1,324
1992        1,365
1993        1,372
1994        1,297
1995        1,336
1996        1,348
1997        1,372
1998        1,400
1999        1,365


 * Fund inception was 12/84. Therefore, the Average Monthly Payment represents the monthly payment for December 1984.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------


SMALL COMPANY FUND SUB-ACCOUNT



 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
               $1,000 INITIAL PAYMENT: 5% AIR
-------------------------------------------------------------
                              AVERAGE            ANNUAL
        CALENDAR              MONTHLY         SUB-ACCOUNT
          YEAR                PAYMENT            RETURN
-------------------------   ------------   ------------------
           1977
           1978
           1979
           1980
           1981
           1982
           1983
           1984
           1985
           1986
           1987
           1988
           1989
           1990
           1991
           1992
           1993
           1994
           1995
           1996*                1,025                 4.26%
           1997                 1,092                16.91%
           1998                 1,129                10.23%
           1999                 1,390                63.78%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             63.78%
    5 Year                                 --
    10 Year                                --
Since Inception                        26.99%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             57.78%
    5 Year                                 --
    10 Year                                --
Since Inception                        26.99%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996*       1,025
1997        1,092
1998        1,129
1999        1,390


 * Fund inception was 8/96. Therefore, the Average Monthly Payment represents the average monthly payment from August 1996 to December 1996. The Annual Sub-Account Return is based on the period from August 1996 to December 1996.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


STOCK FUND SUB-ACCOUNT



 AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
               $1,000 INITIAL PAYMENT: 5% AIR
-------------------------------------------------------------
                              AVERAGE            ANNUAL
        CALENDAR              MONTHLY         SUB-ACCOUNT
          YEAR                PAYMENT            RETURN
-------------------------   ------------   ------------------
           1977*                  999                 1.72%
           1978                   992                 3.55%
           1979                 1,044                21.10%
           1980                 1,228                29.61%
           1981                 1,349                -0.64%
           1982                 1,311                19.81%
           1983                 1,652                12.50%
           1984                 1,500                -0.70%
           1985                 1,718                29.85%
           1986                 2,052                10.93%
           1987                 2,305                 4.09%
           1988                 2,172                17.51%
           1989                 2,536                24.49%
           1990                 2,450                -5.07%
           1991                 2,701                23.07%
           1992                 2,758                 8.68%
           1993                 2,982                12.92%
           1994                 2,980                -3.11%
           1995                 3,306                32.43%
           1996                 3,937                22.83%
           1997                 4,893                29.75%
           1998                 5,892                31.82%
           1999                 6,930                18.30%



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             18.30%
    5 Year                             26.90%
    10 Year                            16.42%
Since Inception                        14.84%



  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
     FOR THE PERIODS ENDED 12/31/1999**
---------------------------------------------
    1 Year                             12.30%
    5 Year                             26.59%
    10 Year                            16.42%
Since Inception                        14.84%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977*         999
1978          992
1979        1,044
1980        1,228
1981        1,349
1982        1,311
1983        1,652
1984        1,500
1985        1,718
1986        2,052
1987        2,305
1988        2,172
1989        2,536
1990        2,450
1991        2,701
1992        2,758
1993        2,982
1994        2,980
1995        3,306
1996        3,937
1997        4,893
1998        5,892
1999        6,930


 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------


BOND FUND SUB-ACCOUNT



AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
              $1,000 INITIAL PAYMENT: 5% AIR
-----------------------------------------------------------
                             AVERAGE           ANNUAL
        CALENDAR             MONTHLY        SUB-ACCOUNT
          YEAR               PAYMENT           RETURN
------------------------   -----------   ------------------
          1977*                 998                 1.00%
          1978                  979                 1.34%
          1979                  959                 1.63%
          1980                  929                 4.91%
          1981                  932                 9.12%
          1982                1,045                26.16%
          1983                1,132                 1.48%
          1984                1,121                11.78%
          1985                1,262                19.11%
          1986                1,396                10.78%
          1987                1,360                -1.26%
          1988                1,364                 6.25%
          1989                1,397                10.73%
          1990                1,416                 7.06%
          1991                1,506                15.02%
          1992                1,579                 4.23%
          1993                1,645                 8.86%
          1994                1,541                -5.14%
          1995                1,585                17.01%
          1996                1,596                 2.24%
          1997                1,637                 9.97%
          1998                1,708                 6.80%
          1999                1,634                -3.23%



    NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -3.23%
    5 Year                                      6.34%
    10 Year                                     6.07%
Since Inception                                 7.18%



      STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
         FOR THE PERIODS ENDED 12/31/1999**
-----------------------------------------------------
    1 Year                                     -9.23%
    5 Year                                      5.70%
    10 Year                                     6.07%
Since Inception                                 7.18%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          AVERAGE
Calendar  Monthly
Year      Payment
1977*         998
1978          979
1979          959
1980          929
1981          932
1982        1,045
1983        1,132
1984        1,121
1985        1,262
1986        1,396
1987        1,360
1988        1,364
1989        1,397
1990        1,416
1991        1,506
1992        1,579
1993        1,645
1994        1,541
1995        1,585
1996        1,596
1997        1,637
1998        1,708
1999        1,634


 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the contingent deferred sales charge where the latter do not.

To obtain a Statement of Additional Information, please complete the form below and mail to:


    Hartford Life and Annuity Insurance Company
    Attn: Investment Products Annuity Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for the Director Immediate Variable Annuity to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE
                       DIRECTOR IMMEDIATE VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to Hartford Life Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.




Date of Prospectus:  May 1, 2000

Date of Statement of Additional Information:  May 1, 2000





333-19607
Director Immediate Variable Annuity (IHLA)

                              TABLE OF CONTENTS

DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY...............    2

SAFEKEEPING OF ASSETS....................................................    2

INDEPENDENT PUBLIC ACCOUNTANTS...........................................    2

DISTRIBUTION OF CONTRACTS................................................    3

CALCULATION OF YIELD AND RETURN..........................................    3

PERFORMANCE COMPARISONS..................................................    8

VARIABLE ANNUITY PAYMENTS................................................    9

OTHER INFORMATION........................................................   11

FINANCIAL STATEMENTS..................................................... SA-1

               DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

----------------------------------------------------------------------------------
       Rating Agency           Effective       Rating       Basis of Rating
                            Date of Rating
----------------------------------------------------------------------------------
A.M. Best and Company, Inc.     1/1/99           A+      Financial performance
----------------------------------------------------------------------------------
Standard & Poor's               8/1/99           AA      Insurer financial strength
----------------------------------------------------------------------------------
Duff & Phelps                   7/1/99           AA+     Claims paying ability
----------------------------------------------------------------------------------

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account.

HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.

The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.("NASD")

Hartford currently pays HSD underwriting commissions for its role as principle underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as principal underwriter has been: 1999:
$226,178,603.20; 1998: $107,925,386; and 1997: $134,304,585. HSD has retained none of these commissions.

                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     0] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDING DECEMBER 31, 1999

-------------------------------------------------------------------------------
SUB-ACCOUNT                                    YIELD          EFFECTIVE YIELD
-------------------------------------------------------------------------------
Hartford Money Market HLS Fund                  4.09%               4.18%
-------------------------------------------------------------------------------

YIELD OF SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. The Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Sub-Accounts.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                            6
Current Yield Formula for the Sub-Account 2[((A-B)/(CD) + 1)  - 1]

Where   A = Dividends and interest earned during the period.
        B = Expenses accrued for the period (net of reimbursements).
        C = The average daily number of units outstanding during the period that were entitled to receive dividends.
        D = The maximum offering price per unit on the last day of the period.

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------
SUB-ACCOUNT                                                       YIELD
-------------------------------------------------------------------------------
Hartford Bond HLS Fund                                            5.69%
-------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                      8.30%
-------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                             5.51%
-------------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge (the contingent deferred sales charge deducted under the "Since Inception" column below depends on the fund inception date; 6% is deducted for 1 Year, 4% for 5 Year, and 0% for 10 Year periods) and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts. No information is shown for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because, as of December 31, 1999 the Sub-Accounts had not yet commenced operations.

    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                   SEPARATE                                                    SINCE INCEPTION OF
          SUB-ACCOUNT               ACCOUNT        1 YEAR          5 YEAR          10 YEAR      SEPARATE ACCOUNT
                                INCEPTION DATE
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          5/20/91         2.21%          18.86%            N/A             13.43%
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              5/20/91       -10.23%           5.70%            N/A              5.83%
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       5/20/91        28.75%          23.11%            N/A             20.16%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth        3/9/94         -2.99%          20.17%            N/A             17.37%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        41.51%           N/A              N/A             66.63%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        13.32%           N/A              N/A             21.41%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98        -3.60%           N/A              N/A              0.81%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/20/91        12.00%          25.91%            N/A             17.65%
-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         14.63%           N/A              N/A             12.34%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              5/20/91        31.12%          13.44%            N/A             10.89%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        42.92%           N/A              N/A             33.01%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      5/20/91        -3.41%           3.28%            N/A              3.37%
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        5/20/91        -6.74%           5.62%            N/A              5.32%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         56.78%           N/A              N/A             26.16%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             5/20/91        11.30%          26.59%            N/A             17.97%
-------------------------------------------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annualized total return quotations for the Sub-Accounts. No information is shown for Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund Sub-Accounts because, as of
December 31, 1999 the Sub-Accounts had not yet commenced operations.

           NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
              INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1999

-------------------------------------------------------------------------------------------------------------------
                                     FUND                                                      SINCE INCEPTION OF
          SUB-ACCOUNT           INCEPTION DATE     1 YEAR          5 YEAR          10 YEAR            FUND
-------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund          3/31/83         9.21%          19.26%          12.57%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund              8/31/77        -3.23%           6.34%           6.07%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation       4/2/84         35.75%          23.46%          18.28%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth        3/8/94          4.01%          20.55%            N/A             17.61%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund    10/1/98        48.51%           N/A              N/A             70.84%
-------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS      5/29/98        20.32%           N/A              N/A             24.75%
Fund
-------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund        10/1/98         3.40%           N/A              N/A              5.57%
-------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund             5/1/87         19.00%          26.23%          15.98%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford International Advisers     3/1/95         21.63%           N/A              N/A             12.86%
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford International              7/2/90         38.12%          13.92%            N/A              8.99%
Opportunities HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund            7/30/97        49.92%           N/A              N/A             34.65%
-------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund      6/30/80         3.59%           3.98%           3.80%              N/A
-------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities        1/1/85          0.26%           6.25%           5.77%              N/A
HLS Fund
-------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund     8/9/96         63.78%           N/A              N/A             26.99%
-------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund             8/31/77        18.30%          26.90%          16.42%              N/A
-------------------------------------------------------------------------------------------------------------------

                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value--weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

                            VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payouts" in the Prospectus.) The Annuity Unit Value for each Sub-Account's first Valuation Period was set at $10. The Annuity Unit Value of each Sub-Account for any subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

     (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

     (b)   is the Annuity Unit Value for the preceding Valuation Period; and

     (c) is a daily Assumed Investment Return factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

The Assumed Investment Return factor is equal to one plus the applicable percentage. Therefore, for 3%, it is 1.03, for 4% it is 1.04 and for 6% it is
1.06. The annual factors
can be translated into daily factor of 1.000080986, 1.00010746, and 1.000159654, respectively.

If a Contract Owner selects a 5% Assumed Investment Return rate and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Payment for that period will be less than the Payment for the prior period.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Sub-Account.

                ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.   Annuity Unit Value for immediately preceding
     Valuation Period                                               10.00000000
2.   Net Investment Factor                                           1.00036164
3.   Daily factor to compensate for Assumed Investment Return of 5%  1.00013368
4.   Adjusted Net Investment Factor (2)/(3)                          1.00028063
5.   Annuity Unit Value for current Valuation Period (4)x(1)        10.00280630


                    ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
                     (ASSUMING NO PREMIUM TAX IS APPLICABLE)

1.   Number of Accumulation Units at Annuity Date                      1,000.00
2.   Accumulation Unit Value                                        12.55548000
3.   Adjusted Contract Value (1)x(2)                                 $12,555.48
4.   First monthly Annuity Payment per $1,000 of adjusted Contract Value $ 9.63
5.   First monthly Annuity Payment (3)x(4)/1,000                     $   120.91
6.   Annuity Unit Value                                             10.00280630
7.   Number of Annuity Units (5)/(6)                                12.08760785
8.   Assume Annuity Unit value for second month equal to            10.04000000
9.   Second Monthly Annuity Payment (7)X(8)                           $  121.36
10.  Assume Annuity Unit value for third month equal to             10.05000000
11.  Third Monthly Annuity Payment (7)X(10)                           $  121.48

                                OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Global Leaders Fund, High Yield Fund, Growth and Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, Mentor VIP Growth Fund, Mercury VI US Large Cap Fund and Merrill Lynch Global Growth Focus Fund) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                             BOND FUND        STOCK FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 449,867,813
    Cost $471,536,987
      Market Value......................    $447,106,524          --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 659,095,163
    Cost $3,107,192,905
      Market Value......................         --         $4,710,808,860
    Hartford Money Market HLS
     Fund, Inc. - Class IA
    Shares 548,422,425
    Cost $548,422,425
      Market Value......................         --               --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 2,366,315,491
    Cost $5,444,912,732
      Market Value......................         --               --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 672,032,314
    Cost $2,550,014,270
      Market Value......................         --               --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 117,880,676
    Cost $127,698,156
      Market Value......................         --               --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 266,744,217
    Cost $736,583,539
      Market Value......................         --               --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 480,127,442
    Cost $614,510,013
      Market Value......................         --               --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 923,635,920
    Cost $1,584,821,109
      Market Value......................         --               --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 196,357,266
    Cost $227,828,642
      Market Value......................         --               --
  Due from Hartford Life and Annuity
   Insurance Company....................         --              1,569,635
  Receivable from fund shares sold......         821,248          --
                                            ------------    --------------
  Total Assets..........................     447,927,772     4,712,378,495
                                            ------------    --------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................         821,442          --
  Payable for fund shares purchased.....         --              1,564,212
                                            ------------    --------------
  Total Liabilities.....................         821,442         1,564,212
                                            ------------    --------------
  Net Assets (variable annuity contract
   liabilities).........................    $447,106,330    $4,710,814,283
                                            ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-2
               -------------------------------------------------

--------------------------------------------------------------------------------

                                            MONEY                             CAPITAL           MORTGAGE
                                         MARKET FUND    ADVISERS FUND    APPRECIATION FUND   SECURITIES FUND     INDEX FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                         ------------   --------------   -----------------   ---------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 449,867,813
    Cost $471,536,987
      Market Value......................     --              --                --                 --                 --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 659,095,163
    Cost $3,107,192,905
      Market Value......................     --              --                --                 --                 --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
    Shares 548,422,425
    Cost $548,422,425
      Market Value...................... $548,422,425        --                --                 --                 --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 2,366,315,491
    Cost $5,444,912,732
      Market Value......................     --         $7,015,590,643         --                 --                 --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 672,032,314
    Cost $2,550,014,270
      Market Value......................     --              --           $4,096,297,700          --                 --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 117,880,676
    Cost $127,698,156
      Market Value......................     --              --                --             $122,536,020           --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 266,744,217
    Cost $736,583,539
      Market Value......................     --              --                --                 --           $1,117,332,843
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 480,127,442
    Cost $614,510,013
      Market Value......................     --              --                --                 --                 --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 923,635,920
    Cost $1,584,821,109
      Market Value......................     --              --                --                 --                 --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 196,357,266
    Cost $227,828,642
      Market Value......................     --              --                --                 --                 --
  Due from Hartford Life and Annuity
   Insurance Company....................   4,024,594         --                --                 --                 --
  Receivable from fund shares sold......     --               954,565          2,647,605            70,893            110,670
                                         ------------   --------------    --------------      ------------     --------------
  Total Assets.......................... 552,447,019    7,016,545,208      4,098,945,305       122,606,913      1,117,443,513
                                         ------------   --------------    --------------      ------------     --------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................     --               950,615          2,404,382            72,076            105,519
  Payable for fund shares purchased.....   4,001,041         --                --                 --                 --
                                         ------------   --------------    --------------      ------------     --------------
  Total Liabilities.....................   4,001,041          950,615          2,404,382            72,076            105,519
                                         ------------   --------------    --------------      ------------     --------------
  Net Assets (variable annuity contract
   liabilities)......................... $548,445,978   $7,015,594,593    $4,096,540,923      $122,534,837     $1,117,337,994
                                         ============   ==============    ==============      ============     ==============

                                            INTERNATIONAL       DIVIDEND AND    INTERNATIONAL
                                          OPPORTUNITIES FUND    GROWTH FUND     ADVISERS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------------   --------------   -------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -
     Class IA
    Shares 449,867,813
    Cost $471,536,987
      Market Value......................        --                   --              --
    Hartford Stock HLS Fund, Inc. -
     Class IA
    Shares 659,095,163
    Cost $3,107,192,905
      Market Value......................        --                   --              --
    Hartford Money Market HLS
     Fund, Inc. - Class IA
    Shares 548,422,425
    Cost $548,422,425
      Market Value......................        --                   --              --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 2,366,315,491
    Cost $5,444,912,732
      Market Value......................        --                   --              --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 672,032,314
    Cost $2,550,014,270
      Market Value......................        --                   --              --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 117,880,676
    Cost $127,698,156
      Market Value......................        --                   --              --
    Hartford Index HLS Fund, Inc. -
     Class IA
    Shares 266,744,217
    Cost $736,583,539
      Market Value......................        --                   --              --
    Hartford International Opportunities
     HLS Fund, Inc. - Class IA
    Shares 480,127,442
    Cost $614,510,013
      Market Value......................     $900,687,872            --              --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 923,635,920
    Cost $1,584,821,109
      Market Value......................        --             $1,984,734,728        --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 196,357,266
    Cost $227,828,642
      Market Value......................        --                   --         $274,250,426
  Due from Hartford Life and Annuity
   Insurance Company....................        1,056,559            --                1,454
  Receivable from fund shares sold......        --                    765,866        --
                                             ------------      --------------   ------------
  Total Assets..........................      901,744,431       1,985,500,594    274,251,880
                                             ------------      --------------   ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................        --                    763,409        --
  Payable for fund shares purchased.....        1,313,277            --                2,289
                                             ------------      --------------   ------------
  Total Liabilities.....................        1,313,277             763,409          2,289
                                             ------------      --------------   ------------
  Net Assets (variable annuity contract
   liabilities).........................     $900,431,154      $1,984,737,185   $274,249,591
                                             ============      ==============   ============

            -------------------------------------------------  SA-3
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                               SMALL           MIDCAP
                                            COMPANY FUND        FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
ASSETS:
  Investments:
    Hartford Small Company HLS
     Fund, Inc. - Class IA
    Shares 212,076,990
    Cost $280,439,845
      Market Value......................    $463,977,162         --
    Hartford MidCap HLS Fund, Inc. -
     Class IA
    Shares 191,961,289
    Cost $297,691,376
      Market Value......................        --          $394,192,314
    Hartford Global Leaders HLS Fund -
     Class IA
    Shares 61,681,952
    Cost $94,610,676
      Market Value......................        --               --
    Hartford High Yield HLS Fund -
     Class IA
    Shares 24,345,792
    Cost $25,309,628
      Market Value......................        --               --
    Hartford Growth and Income HLS Fund
     - Class IA
    Shares 90,572,348
    Cost $114,627,320
      Market Value......................        --               --
    Mentor VIP Capital Growth
     Fund, Inc.
    Shares 109,628
    Cost $1,371,449
      Market Value......................        --               --
    Mentor VIP Perpetual International
     Fund, Inc.
    Shares 106,262
    Cost $1,460,933
      Market Value......................        --               --
    Mentor VIP Growth Fund, Inc.
    Shares 64,247
    Cost $676,124
      Market Value......................        --               --
    Mercury VI US Large Cap Fund -
     Class A
    Shares 1,173
    Cost $13,731
      Market Value......................        --               --
    Merrill Lynch Global Growth Focus
     Fund - Class A
    Shares 6,455
    Cost $91,458
      Market Value......................        --               --
  Due from Hartford Life and Annuity
   Insurance Company....................        797,344        1,361,926
                                            ------------    ------------
  Total Assets..........................    464,774,506      395,554,240
                                            ------------    ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................        --               --
  Payable for fund shares purchased.....        797,460        1,361,681
                                            ------------    ------------
  Total Liabilities.....................        797,460        1,361,681
                                            ------------    ------------
  Net Assets (variable annuity contract
   liabilities).........................    $463,977,046    $394,192,559
                                            ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-4
               -------------------------------------------------

--------------------------------------------------------------------------------

                                            GLOBAL         HIGH        GROWTH AND    MENTOR VIP CAPITAL   MENTOR VIP PERPETUAL
                                         LEADERS FUND   YIELD FUND    INCOME FUND       GROWTH FUND        INTERNATIONAL FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                         ------------   -----------   ------------   ------------------   --------------------
ASSETS:
  Investments:
    Hartford Small Company HLS
     Fund, Inc. - Class IA
    Shares 212,076,990
    Cost $280,439,845
      Market Value......................     --             --            --               --                   --
    Hartford MidCap HLS Fund, Inc. -
     Class IA
    Shares 191,961,289
    Cost $297,691,376
      Market Value......................     --             --            --               --                   --
    Hartford Global Leaders HLS Fund -
     Class IA
    Shares 61,681,952
    Cost $94,610,676
      Market Value...................... $117,991,405       --            --               --                   --
    Hartford High Yield HLS Fund -
     Class IA
    Shares 24,345,792
    Cost $25,309,628
      Market Value......................     --         $24,464,405       --               --                   --
    Hartford Growth and Income HLS Fund
     - Class IA
    Shares 90,572,348
    Cost $114,627,320
      Market Value......................     --             --        $129,667,086         --                   --
    Mentor VIP Capital Growth
     Fund, Inc.
    Shares 109,628
    Cost $1,371,449
      Market Value......................     --             --            --             $1,580,833             --
    Mentor VIP Perpetual International
     Fund, Inc.
    Shares 106,262
    Cost $1,460,933
      Market Value......................     --             --            --               --                  $2,082,740
    Mentor VIP Growth Fund, Inc.
    Shares 64,247
    Cost $676,124
      Market Value......................     --             --            --               --                   --
    Mercury VI US Large Cap Fund -
     Class A
    Shares 1,173
    Cost $13,731
      Market Value......................     --             --            --               --                   --
    Merrill Lynch Global Growth Focus
     Fund - Class A
    Shares 6,455
    Cost $91,458
      Market Value......................     --             --            --               --                   --
  Due from Hartford Life and Annuity
   Insurance Company....................     429,704        74,858        432,287          --                   --
                                         ------------   -----------   ------------       ----------            ----------
  Total Assets.......................... 118,421,109    24,539,263    130,099,373         1,580,833             2,082,740
                                         ------------   -----------   ------------       ----------            ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................     --             --            --                     68                   104
  Payable for fund shares purchased.....     429,387        74,789        431,728          --                   --
                                         ------------   -----------   ------------       ----------            ----------
  Total Liabilities.....................     429,387        74,789        431,728                68                   104
                                         ------------   -----------   ------------       ----------            ----------
  Net Assets (variable annuity contract
   liabilities)......................... $117,991,722   $24,464,474   $129,667,645       $1,580,765            $2,082,636
                                         ============   ===========   ============       ==========            ==========

                                                                         MERRILL LYNCH
                                          MENTOR VIP    MERCURY VI US    GLOBAL GROWTH
                                          GROWTH FUND   LARGE CAP FUND    FOCUS FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                          -----------   --------------   -------------
ASSETS:
  Investments:
    Hartford Small Company HLS
     Fund, Inc. - Class IA
    Shares 212,076,990
    Cost $280,439,845
      Market Value......................     --             --               --
    Hartford MidCap HLS Fund, Inc. -
     Class IA
    Shares 191,961,289
    Cost $297,691,376
      Market Value......................     --             --               --
    Hartford Global Leaders HLS Fund -
     Class IA
    Shares 61,681,952
    Cost $94,610,676
      Market Value......................     --             --               --
    Hartford High Yield HLS Fund -
     Class IA
    Shares 24,345,792
    Cost $25,309,628
      Market Value......................     --             --               --
    Hartford Growth and Income HLS Fund
     - Class IA
    Shares 90,572,348
    Cost $114,627,320
      Market Value......................     --             --               --
    Mentor VIP Capital Growth
     Fund, Inc.
    Shares 109,628
    Cost $1,371,449
      Market Value......................     --             --               --
    Mentor VIP Perpetual International
     Fund, Inc.
    Shares 106,262
    Cost $1,460,933
      Market Value......................     --             --               --
    Mentor VIP Growth Fund, Inc.
    Shares 64,247
    Cost $676,124
      Market Value......................   $891,105
    Mercury VI US Large Cap Fund -
     Class A
    Shares 1,173
    Cost $13,731
      Market Value......................     --            $14,105
    Merrill Lynch Global Growth Focus
     Fund - Class A
    Shares 6,455
    Cost $91,458
      Market Value......................     --             --              $95,403
  Due from Hartford Life and Annuity
   Insurance Company....................     --             --               --
                                           --------        -------          -------
  Total Assets..........................    891,105         14,105           95,403
                                           --------        -------          -------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................         35         --               --
  Payable for fund shares purchased.....     --             --               --
                                           --------        -------          -------
  Total Liabilities.....................         35         --               --
                                           --------        -------          -------
  Net Assets (variable annuity contract
   liabilities).........................   $891,070        $14,105          $95,403
                                           ========        =======          =======

            -------------------------------------------------  SA-5
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                    UNITS
                                                                  OWNED BY         UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE         LIABILITY
                                                                -------------    ---------    ---------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account.....................................           26,834    $0.994578    $        26,688
  Bond Fund Sub-Account.....................................        1,184,617     2.182434          2,585,349
  Bond Fund Sub-Account.....................................              465     1.007093                469
  Bond Fund Sub-Account.....................................            2,499     1.007410              2,518
  Bond Fund Sub-Account.....................................       11,256,103     0.994947         11,199,226
  Bond Fund Sub-Account.....................................      197,574,642     2.184598        431,621,166
  Stock Fund Sub-Account....................................          210,327     1.222948            257,219
  Stock Fund Sub-Account....................................        5,858,621     7.168535         41,997,729
  Stock Fund Sub-Account....................................           74,387     1.136485             84,539
  Stock Fund Sub-Account....................................        1,647,138     1.136847          1,872,544
  Stock Fund Sub-Account....................................       53,638,914     1.223394         65,621,525
  Stock Fund Sub-Account....................................      638,407,205     7.175612      4,580,962,400
  Money Market Fund Sub-Account.............................           35,300     1.049997             37,065
  Money Market Fund Sub-Account.............................          917,155     1.775591          1,628,493
  Money Market Fund Sub-Account.............................                0     1.009271                  0
  Money Market Fund Sub-Account.............................              522     1.009591                527
  Money Market Fund Sub-Account.............................       60,490,202     1.050377         63,537,517
  Money Market Fund Sub-Account.............................      270,072,357     1.777341        480,010,674
  Advisers Fund Sub-Account.................................          342,934     1.127468            386,647
  Advisers Fund Sub-Account.................................        7,318,141     4.798347         35,114,981
  Advisers Fund Sub-Account.................................           57,191     1.083555             61,970
  Advisers Fund Sub-Account.................................        1,601,663     1.083900          1,736,043
  Advisers Fund Sub-Account.................................       99,547,381     1.127880        112,277,500
  Advisers Fund Sub-Account.................................    1,425,393,462     4.803097      6,846,303,062
  Capital Appreciation Fund Sub-Account.....................          297,634     1.334003            397,044
  Capital Appreciation Fund Sub-Account.....................        2,064,035     7.494011         15,467,902
  Capital Appreciation Fund Sub-Account.....................           62,274     1.235938             76,966
  Capital Appreciation Fund Sub-Account.....................          775,935     1.236331            959,313
  Capital Appreciation Fund Sub-Account.....................       27,329,043     1.334491         36,470,362
  Capital Appreciation Fund Sub-Account.....................      537,835,362     7.501418      4,034,527,863
  Mortgage Securities Fund Sub-Account......................                0     1.022060                  0
  Mortgage Securities Fund Sub-Account......................          269,500     2.214471            596,801
  Mortgage Securities Fund Sub-Account......................                0     1.006743                  0
  Mortgage Securities Fund Sub-Account......................            2,763     1.007064              2,783
  Mortgage Securities Fund Sub-Account......................        5,585,485     1.022434          5,710,790
  Mortgage Securities Fund Sub-Account......................       52,197,499     2.216665        115,704,370
  Index Fund Sub-Account....................................           83,406     1.239923            103,417
  Index Fund Sub-Account....................................        1,310,125     5.602011          7,339,336
  Index Fund Sub-Account....................................            1,381     1.144312              1,580
  Index Fund Sub-Account....................................          334,670     1.144675            383,089
  Index Fund Sub-Account....................................       27,071,357     1.240377         33,578,689
  Index Fund Sub-Account....................................      191,224,666     5.607574      1,072,306,463
  International Opportunities Fund Sub-Account..............           58,213     1.273000             74,106
  International Opportunities Fund Sub-Account..............          970,042     2.264582          2,196,739
  International Opportunities Fund Sub-Account..............              500     1.199943                600

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-6
               -------------------------------------------------

--------------------------------------------------------------------------------

                                                                    UNITS
                                                                  OWNED BY         UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE         LIABILITY
                                                                -------------    ---------    ---------------
  GROUP SUB-ACCOUNTS -- (CONTINUED)
  International Opportunities Fund Sub-Account..............           88,714    $1.200325    $       106,485
  International Opportunities Fund Sub-Account..............        5,998,131     1.273461          7,638,386
  International Opportunities Fund Sub-Account..............      391,870,958     2.266827        888,303,667
  Dividend and Growth Fund Sub-Account......................          102,974     1.045671            107,677
  Dividend and Growth Fund Sub-Account......................        2,452,827     2.567396          6,297,378
  Dividend and Growth Fund Sub-Account......................            3,271     1.064013              3,480
  Dividend and Growth Fund Sub-Account......................          227,845     1.064354            242,507
  Dividend and Growth Fund Sub-Account......................       19,290,169     1.046052         20,178,520
  Dividend and Growth Fund Sub-Account......................      760,046,046     2.569946      1,953,277,297
  International Advisers Fund Sub-Account...................           15,134     1.178048             17,829
  International Advisers Fund Sub-Account...................          953,594     1.793926          1,710,677
  International Advisers Fund Sub-Account...................            1,202     1.121881              1,348
  International Advisers Fund Sub-Account...................           22,473     1.122237             25,220
  International Advisers Fund Sub-Account...................        3,025,244     1.178481          3,565,193
  International Advisers Fund Sub-Account...................      149,494,531     1.795704        268,447,928
  Small Company Fund Sub-Account............................           42,607     1.592576             67,856
  Small Company Fund Sub-Account............................        1,735,342     2.248401          3,901,745
  Small Company Fund Sub-Account............................              258     1.364431                352
  Small Company Fund Sub-Account............................          150,069     1.364863            204,823
  Small Company Fund Sub-Account............................      198,856,386     2.250630        447,552,149
  Small Company Fund Sub-Account............................        6,084,767     1.593152          9,693,959
  MidCap Fund Sub-Account...................................           69,564     1.520083            105,743
  MidCap Fund Sub-Account...................................        3,184,542     2.053534          6,539,565
  MidCap Fund Sub-Account...................................            3,815     1.292197              4,930
  MidCap Fund Sub-Account...................................          249,883     1.292607            323,000
  MidCap Fund Sub-Account...................................        8,978,236     1.520630         13,652,575
  MidCap Fund Sub-Account...................................      181,141,994     2.055574        372,350,771
  Global Leaders Fund Sub-Account...........................        3,764,460     1.946293          7,326,743
  Global Leaders Fund Sub-Account...........................           60,499     1.945587            117,706
  Global Leaders Fund Sub-Account...........................        1,465,474     1.950512          2,858,424
  Global Leaders Fund Sub-Account...........................            3,636     1.293486              4,703
  Global Leaders Fund Sub-Account...........................          300,137     1.293896            388,346
  Global Leaders Fund Sub-Account...........................       54,890,185     1.952453        107,170,506
  High Yield Fund Sub-Account...............................        2,071,284     1.066776          2,209,596
  High Yield Fund Sub-Account...............................            1,731     1.066388              1,845
  High Yield Fund Sub-Account...............................          481,332     1.069043            514,565
  High Yield Fund Sub-Account...............................                0     1.019709                  0
  High Yield Fund Sub-Account...............................            6,836     1.020038              6,973
  High Yield Fund Sub-Account...............................       20,234,594     1.070110         21,653,242
  Growth and Income Fund Sub-Account........................          129,575     1.308008            169,485
  Growth and Income Fund Sub-Account........................        3,576,088     1.420460          5,079,689
  Growth and Income Fund Sub-Account........................           37,993     1.158303             44,008
  Growth and Income Fund Sub-Account........................          246,069     1.158668            285,112
  Growth and Income Fund Sub-Account........................        8,930,138     1.308485         11,684,951
  Growth and Income Fund Sub-Account........................       78,909,139     1.421882        112,199,485
  Mentor VIP Capital Growth Fund Sub-Account................            8,587     1.129778              9,701
  Mentor VIP Capital Growth Fund Sub-Account................        1,389,225     1.130892          1,571,064

            -------------------------------------------------  SA-7
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                    UNITS
                                                                  OWNED BY         UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE         LIABILITY
                                                                -------------    ---------    ---------------
Mentor VIP Perpetual International Fund Sub-Account.........            8,183    $1.531949    $        12,536
Mentor VIP Perpetual International Fund Sub-Account.........        1,349,950     1.533464          2,070,100
Mentor VIP Growth Fund Sub-Account..........................           12,522     1.085030             13,586
Mentor VIP Growth Fund Sub-Account..........................          805,875     1.086100            875,260
Mercury VI US Large Cap Fund Sub-Account....................            2,255     1.104998              2,491
Mercury VI US Large Cap Fund Sub-Account....................           10,508     1.105269             11,614
Merrill Lynch Global Growth Focus Fund Sub-Account..........           46,526     1.248875             58,105
Merrill Lynch Global Growth Focus Fund Sub-Account..........           29,858     1.249180             37,298
                                                                                              ---------------
  SUB-TOTAL.................................................                                   22,283,922,258
                                                                                              ---------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account.....................................          764,861     2.184598          1,670,914
  Stock Fund Sub-Account....................................        2,789,773     7.175612         20,018,327
  Money Market Fund Sub-Account.............................        1,818,279     1.777341          3,231,702
  Advisers Fund Sub-Account.................................        4,104,516     4.803097         19,714,390
  Capital Appreciation Fund Sub-Account.....................        1,151,979     7.501418          8,641,473
  Mortgage Securities Fund Sub-Account......................          234,629     2.216665            520,093
  Index Fund Sub-Account....................................          646,522     5.607574          3,625,420
  International Opportunities Fund Sub-Account..............          931,333     2.266827          2,111,171
  Dividend and Growth Fund Sub-Account......................        1,801,721     2.569946          4,630,326
  International Advisers Fund Sub-Account...................          268,082     1.795704            481,396
  Small Company Fund Sub-Account............................        1,135,754     2.250630          2,556,162
  MidCap Fund Sub-Account...................................          591,550     2.055574          1,215,975
  Global Leaders Fund Sub-Account...........................           64,172     1.952453            125,294
  High Yield Fund Sub-Account...............................           73,126     1.070110             78,253
  Growth & Income Fund Sub-Account..........................          144,116     1.421882            204,915
  Mentor VIP Growth Fund Sub-Account........................            2,048     1.086100              2,224
                                                                                              ---------------
  SUB-TOTAL.................................................                                       68,828,035
                                                                                              ---------------
GRAND TOTAL.................................................                                  $22,352,750,293
                                                                                              ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            -------------------------------------------------  SA-8
               -------------------------------------------------

                      [This Page Intentionally Left Blank]

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                             BOND FUND       STOCK FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
INVESTMENT INCOME:
  Dividends.............................    $ 24,593,727    $ 32,121,491
EXPENSES:
  Mortality and expense undertakings....      (5,518,904)    (50,004,645)
                                            ------------    ------------
    Net investment income (loss)........      19,074,823     (17,883,154)
                                            ------------    ------------
CAPITAL GAINS INCOME....................       2,910,226     297,745,384
                                            ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................          58,228         170,224
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (36,187,007)    402,196,558
                                            ------------    ------------
    Net (loss) gain on investments......     (36,128,779)    402,366,782
                                            ------------    ------------
    Net (decrease) increase in net
     assets resulting from operations...    $(14,143,730)   $682,229,012
                                            ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-10
               -------------------------------------------------

--------------------------------------------------------------------------------

                                            MONEY                           CAPITAL           MORTGAGE
                                         MARKET FUND   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                         -----------   -------------   -----------------   ---------------   ------------
INVESTMENT INCOME:
  Dividends............................. $21,324,529   $146,368,182     $   12,342,082       $ 6,851,063     $ 10,341,697
EXPENSES:
  Mortality and expense undertakings....  (5,620,086)   (79,151,221)       (40,991,208)       (1,515,206)     (11,624,230)
                                         -----------   ------------     --------------       -----------     ------------
    Net investment income (loss)........  15,704,443     67,216,961        (28,649,126)        5,335,857       (1,282,533)
                                         -----------   ------------     --------------       -----------     ------------
CAPITAL GAINS INCOME....................       8,648    473,055,258        188,426,299          --             13,517,068
                                         -----------   ------------     --------------       -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................     --              78,597           (457,576)          (16,786)          53,550
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     --          22,727,549        892,664,508        (5,088,216)     153,057,340
                                         -----------   ------------     --------------       -----------     ------------
    Net (loss) gain on investments......     --          22,806,146        892,206,932        (5,105,002)     153,110,890
                                         -----------   ------------     --------------       -----------     ------------
    Net (decrease) increase in net
     assets resulting from operations... $15,713,091   $563,078,365     $1,051,984,105       $   230,855     $165,345,425
                                         ===========   ============     ==============       ===========     ============

                                            INTERNATIONAL      DIVIDEND AND   INTERNATIONAL
                                          OPPORTUNITIES FUND   GROWTH FUND    ADVISERS FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                          ------------------   ------------   -------------
INVESTMENT INCOME:
  Dividends.............................     $  8,691,519      $31,884,385     $ 4,847,238
EXPENSES:
  Mortality and expense undertakings....       (9,068,100)     (24,246,739)     (2,826,348)
                                             ------------      -----------     -----------
    Net investment income (loss)........         (376,581)       7,637,646       2,020,890
                                             ------------      -----------     -----------
CAPITAL GAINS INCOME....................        --              73,317,212         --
                                             ------------      -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................        6,651,839         (442,117)         39,305
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      245,333,665       (4,845,420)     44,681,650
                                             ------------      -----------     -----------
    Net (loss) gain on investments......      251,985,504       (5,287,537)     44,720,955
                                             ------------      -----------     -----------
    Net (decrease) increase in net
     assets resulting from operations...     $251,608,923      $75,667,321     $46,741,845
                                             ============      ===========     ===========

            ------------------------------------------------- SA-11
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                               SMALL          MIDCAP
                                            COMPANY FUND       FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    -----------
INVESTMENT INCOME:
  Dividends.............................    $    --         $   --
EXPENSES:
  Mortality and expense undertakings....      (3,422,328)    (2,370,115)
                                            ------------    -----------
    Net investment (loss) income........      (3,422,328)    (2,370,115)
                                            ------------    -----------
CAPITAL GAINS INCOME....................         617,854     16,614,969
                                            ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................         674,034            (76)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................     163,127,296     82,609,085
                                            ------------    -----------
    Net gain (loss) on investments......     163,801,330     82,609,009
                                            ------------    -----------
    Net increase in net assets resulting
     from operations....................    $160,996,856    $96,853,863
                                            ============    ===========

  *  From inception, May 11, 1999 to December 31, 1999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-12
               -------------------------------------------------

--------------------------------------------------------------------------------

                                                                                      MENTOR VIP         MENTOR VIP
                                            GLOBAL         HIGH       GROWTH AND    CAPITAL GROWTH       PERPETUAL
                                         LEADERS FUND   YIELD FUND    INCOME FUND        FUND        INTERNATIONAL FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                                         ------------   -----------   -----------   --------------   ------------------
INVESTMENT INCOME:
  Dividends............................. $   150,490    $1,359,521    $   347,049      $  2,097           $--
EXPENSES:
  Mortality and expense undertakings....    (440,649)     (195,616)      (683,916)      (19,998)           (20,341)
                                         -----------    ----------    -----------      --------           --------
    Net investment (loss) income........    (290,159)    1,163,905       (336,867)      (17,901)           (20,341)
                                         -----------    ----------    -----------      --------           --------
CAPITAL GAINS INCOME....................     539,412         2,165        799,084         2,428              1,053
                                         -----------    ----------    -----------      --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................      12,511        (9,962)        (7,190)        9,551              7,458
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................  23,328,310      (859,225)    13,132,965        91,216            574,300
                                         -----------    ----------    -----------      --------           --------
    Net gain (loss) on investments......  23,340,821      (869,187)    13,125,775       100,767            581,758
                                         -----------    ----------    -----------      --------           --------
    Net increase in net assets resulting
     from operations.................... $23,590,074    $  296,883    $13,587,992      $ 85,294           $562,470
                                         ===========    ==========    ===========      ========           ========

                                          MENTOR VIP                     MERRILL LYNCH
                                            GROWTH      MERCURY VI US    GLOBAL GROWTH
                                             FUND       LARGE CAP FUND    FOCUS FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT*
                                          -----------   --------------   -------------
INVESTMENT INCOME:
  Dividends.............................   $  1,072          $ 27           $  576
EXPENSES:
  Mortality and expense undertakings....     (9,090)           (8)             (45)
                                           --------          ----           ------
    Net investment (loss) income........     (8,018)           19              531
                                           --------          ----           ------
CAPITAL GAINS INCOME....................     --                21              563
                                           --------          ----           ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................     (7,232)       --               --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    158,548           376            3,949
                                           --------          ----           ------
    Net gain (loss) on investments......    151,316           376            3,949
                                           --------          ----           ------
    Net increase in net assets resulting
     from operations....................   $143,298          $416           $5,043
                                           ========          ====           ======

  *  From inception, May 11, 1999 to December 31, 1999

            ------------------------------------------------- SA-13
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                             BOND FUND        STOCK FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 19,074,823    $  (17,883,154)
  Capital gains income..................       2,910,226       297,745,384
  Net realized gain (loss) on security
   transactions.........................          58,228           170,224
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (36,187,007)      402,196,558
                                            ------------    --------------
  Net (decrease) increase in net assets
   resulting from operations............     (14,143,730)      682,229,012
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      40,898,140       423,849,947
  Net transfers.........................      40,556,582       426,490,471
  Surrenders for benefit payments and
   fees.................................     (31,895,263)     (201,860,525)
  Net annuity transactions..............         434,093         7,775,030
                                            ------------    --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....      49,993,552       656,254,923
                                            ------------    --------------
  Net increase in net assets............      35,849,822     1,338,483,935
NET ASSETS:
  Beginning of period...................     411,256,508     3,372,330,348
                                            ------------    --------------
  End of period.........................    $447,106,330    $4,710,814,283
                                            ============    ==============

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                             BOND FUND        STOCK FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
OPERATIONS:
  Net investment income (loss)..........    $ 15,464,795    $   (7,691,830)
  Capital gains income..................         --             76,061,613
  Net realized (loss) gain on security
   transactions.........................          (5,587)       (1,418,674)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       5,072,560       663,245,884
                                            ------------    --------------
  Net increase in net assets resulting
   from operations......................      20,531,768       730,196,993
                                            ------------    --------------
UNIT TRANSACTIONS:
  Purchases.............................      58,804,116       385,880,357
  Net transfers.........................     123,611,549       325,699,308
  Surrenders for benefit payments and
   fees.................................     (20,698,247)     (105,089,407)
  Net annuity transactions..............         632,000         6,055,572
                                            ------------    --------------
  Net increase in net assets resulting
   from unit transactions...............     162,349,418       612,545,830
                                            ------------    --------------
  Net increase in net assets............     182,881,186     1,342,742,823
NET ASSETS:
  Beginning of period...................     228,375,322     2,029,587,525
                                            ------------    --------------
  End of period.........................    $411,256,508    $3,372,330,348
                                            ============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-14
               -------------------------------------------------

--------------------------------------------------------------------------------

                                            MONEY                             CAPITAL           MORTGAGE
                                         MARKET FUND    ADVISERS FUND    APPRECIATION FUND   SECURITIES FUND     INDEX FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                         ------------   --------------   -----------------   ---------------   --------------
OPERATIONS:
  Net investment income (loss).......... $ 15,704,443   $   67,216,961    $  (28,649,126)     $  5,335,857     $   (1,282,533)
  Capital gains income..................        8,648      473,055,258       188,426,299          --               13,517,068
  Net realized gain (loss) on security
   transactions.........................      --                78,597          (457,576)          (16,786)            53,550
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      --            22,727,549       892,664,508        (5,088,216)       153,057,340
                                         ------------   --------------    --------------      ------------     --------------
  Net (decrease) increase in net assets
   resulting from operations............   15,713,091      563,078,365     1,051,984,105           230,855        165,345,425
                                         ------------   --------------    --------------      ------------     --------------
UNIT TRANSACTIONS:
  Purchases.............................  121,514,425      553,278,445       204,353,783        10,455,451        117,361,306
  Net transfers.........................  199,660,729      726,127,643       142,107,778        13,740,703        116,603,220
  Surrenders for benefit payments and
   fees................................. (136,368,048)    (395,371,857)     (170,334,783)      (11,130,292)       (45,795,636)
  Net annuity transactions..............    2,186,026        8,508,756         1,937,989           283,866          1,387,602
                                         ------------   --------------    --------------      ------------     --------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  186,993,132      892,542,987       178,064,767        13,349,728        189,556,492
                                         ------------   --------------    --------------      ------------     --------------
  Net increase in net assets............  202,706,223    1,455,621,352     1,230,048,872        13,580,583        354,901,917
NET ASSETS:
  Beginning of period...................  345,739,755    5,559,973,241     2,866,492,051       108,954,254        762,436,077
                                         ------------   --------------    --------------      ------------     --------------
  End of period......................... $548,445,978   $7,015,594,593    $4,096,540,923      $122,534,837     $1,117,337,994
                                         ============   ==============    ==============      ============     ==============

                                            INTERNATIONAL       DIVIDEND AND    INTERNATIONAL
                                          OPPORTUNITIES FUND    GROWTH FUND     ADVISERS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------------   --------------   -------------
OPERATIONS:
  Net investment income (loss)..........     $   (376,581)     $    7,637,646   $  2,020,890
  Capital gains income..................        --                 73,317,212        --
  Net realized gain (loss) on security
   transactions.........................        6,651,839            (442,117)        39,305
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      245,333,665          (4,845,420)    44,681,650
                                             ------------      --------------   ------------
  Net (decrease) increase in net assets
   resulting from operations............      251,608,923          75,667,321     46,741,845
                                             ------------      --------------   ------------
UNIT TRANSACTIONS:
  Purchases.............................       28,399,437         122,792,647     18,919,242
  Net transfers.........................       (2,401,768)         54,502,249     17,826,840
  Surrenders for benefit payments and
   fees.................................      (36,408,990)        (94,489,028)   (10,676,542)
  Net annuity transactions..............          782,800           1,856,944        281,999
                                             ------------      --------------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       (9,628,521)         84,662,812     26,351,539
                                             ------------      --------------   ------------
  Net increase in net assets............      241,980,402         160,330,133     73,093,384
NET ASSETS:
  Beginning of period...................      658,450,752       1,824,407,052    201,156,207
                                             ------------      --------------   ------------
  End of period.........................     $900,431,154      $1,984,737,185   $274,249,591
                                             ============      ==============   ============

                                            MONEY                             CAPITAL           MORTGAGE
                                         MARKET FUND    ADVISERS FUND    APPRECIATION FUND   SECURITIES FUND     INDEX FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                         ------------   --------------   -----------------   ---------------   --------------
OPERATIONS:
  Net investment income (loss).......... $  9,775,262   $   53,393,050    $  (16,365,803)     $  5,495,664     $   (1,160,481)
  Capital gains income..................      --           130,454,479       150,932,848          --               11,566,682
  Net realized (loss) gain on security
   transactions.........................      --              (287,760)       (3,541,507)            1,531           (301,028)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      --           750,363,179       201,102,863          (691,300)       129,513,479
                                         ------------   --------------    --------------      ------------     --------------
  Net increase in net assets resulting
   from operations......................    9,775,262      933,922,948       332,128,401         4,805,895        139,618,652
                                         ------------   --------------    --------------      ------------     --------------
UNIT TRANSACTIONS:
  Purchases.............................   75,815,780      600,914,213       285,756,586         9,674,424        107,850,968
  Net transfers.........................  120,297,377      671,280,081       116,427,127        20,420,247         98,345,205
  Surrenders for benefit payments and
   fees.................................  (60,700,173)    (226,423,137)     (108,713,408)       (6,506,845)       (22,295,418)
  Net annuity transactions..............      717,935        4,552,594         2,969,562           225,614          1,399,655
                                         ------------   --------------    --------------      ------------     --------------
  Net increase in net assets resulting
   from unit transactions...............  136,130,919    1,050,323,751       296,439,867        23,813,440        185,300,410
                                         ------------   --------------    --------------      ------------     --------------
  Net increase in net assets............  145,906,181    1,984,246,699       628,568,268        28,619,335        324,919,062
NET ASSETS:
  Beginning of period...................  199,833,574    3,575,726,542     2,237,923,783        80,334,919        437,517,015
                                         ------------   --------------    --------------      ------------     --------------
  End of period......................... $345,739,755   $5,559,973,241    $2,866,492,051      $108,954,254     $  762,436,077
                                         ============   ==============    ==============      ============     ==============

                                            INTERNATIONAL       DIVIDEND AND    INTERNATIONAL
                                          OPPORTUNITIES FUND    GROWTH FUND     ADVISERS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                          ------------------   --------------   --------------
OPERATIONS:
  Net investment income (loss)..........     $    668,487      $    9,816,261   $  14,628,419
  Capital gains income..................       39,050,857          44,842,140       4,004,303
  Net realized (loss) gain on security
   transactions.........................       (1,485,356)           (541,832)         13,013
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       27,913,220         151,447,604        (335,247)
                                             ------------      --------------   -------------
  Net increase in net assets resulting
   from operations......................       66,147,208         205,564,173      18,310,488
                                             ------------      --------------   -------------
UNIT TRANSACTIONS:
  Purchases.............................       39,589,829         264,852,722      23,124,347
  Net transfers.........................       (4,225,169)        249,782,849      22,048,417
  Surrenders for benefit payments and
   fees.................................      (26,163,417)        (61,426,410)     (7,181,403)
  Net annuity transactions..............          434,251           2,178,448          67,952
                                             ------------      --------------   -------------
  Net increase in net assets resulting
   from unit transactions...............        9,635,494         455,387,609      38,059,313
                                             ------------      --------------   -------------
  Net increase in net assets............       75,782,702         660,951,782      56,369,801
NET ASSETS:
  Beginning of period...................      582,668,050       1,163,455,270     144,786,406
                                             ------------      --------------   -------------
  End of period.........................     $658,450,752      $1,824,407,052   $ 201,156,207
                                             ============      ==============   =============

            ------------------------------------------------- SA-15
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                               SMALL           MIDCAP
                                            COMPANY FUND        FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
OPERATIONS:
  Net investment (loss) income..........    $(3,422,328)    $ (2,370,115)
  Capital gains income..................        617,854       16,614,969
  Net realized gain (loss) on security
   transactions.........................        674,034              (76)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    163,127,296       82,609,085
                                            ------------    ------------
  Net increase in net assets resulting
   from operations......................    160,996,856       96,853,863
                                            ------------    ------------
UNIT TRANSACTIONS:
Purchases...............................     31,132,986       54,146,905
Net transfers...........................     67,507,616      159,587,148
Surrenders for benefit payments and
 fees...................................    (12,711,095)      (8,059,665)
Net annuity transactions................      1,448,874          819,581
                                            ------------    ------------
Net increase in net assets resulting
 from unit transactions.................     87,378,381      206,493,969
                                            ------------    ------------
Net increase in net assets..............    248,375,237     $303,347,832
NET ASSETS:
  Beginning of period...................    215,601,809       90,844,727
                                            ------------    ------------
  End of period.........................    $463,977,046    $394,192,559
                                            ============    ============

***  From inception, May 11, 1999 to December 31, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                               SMALL           MIDCAP
                                            COMPANY FUND        FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    ------------
OPERATIONS:
  Net investment (loss) income..........    $(2,126,815)    $   (602,824)
  Capital gains income..................      2,433,792          --
  Net realized (loss) gain on security
   transactions.........................        (74,920)          (2,834)
  Net unrealized appreciation of
   investments during the period........     17,782,782       13,252,169
                                            ------------    ------------
  Net increase in net assets resulting
   from operations......................     18,014,839       12,646,511
                                            ------------    ------------
UNIT TRANSACTIONS:
Purchases...............................     37,657,549       28,291,639
Net transfers...........................     31,192,792       36,483,561
Surrenders for benefit payments and
 fees...................................     (6,343,764)      (1,424,845)
Net annuity transactions................        298,211          109,553
                                            ------------    ------------
Net increase in net assets resulting
 from unit transactions.................     62,804,788       63,459,908
                                            ------------    ------------
Net increase in net assets..............     80,819,627       76,106,419
NET ASSETS:
  Beginning of period...................    134,782,182       14,738,308
                                            ------------    ------------
  End of period.........................    $215,601,809    $ 90,844,727
                                            ============    ============

  *  From inception, June 1, 1998 to December 31, 1998
 **  From inception, September 30, 1998 to December 31, 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ------------------------------------------------- SA-16
               -------------------------------------------------

--------------------------------------------------------------------------------

                                                                                       MENTOR VIP     MENTOR VIP PERPETUAL
                                            GLOBAL         HIGH        GROWTH AND    CAPITAL GROWTH      INTERNATIONAL
                                         LEADERS FUND   YIELD FUND    INCOME FUND         FUND                FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                         ------------   -----------   ------------   --------------   --------------------
OPERATIONS:
  Net investment (loss) income.......... $   (290,159)  $ 1,163,905   $   (336,867)    $  (17,901)         $  (20,341)
  Capital gains income..................      539,412         2,165        799,084          2,428               1,053
  Net realized gain (loss) on security
   transactions.........................       12,511        (9,962)        (7,190)         9,551               7,458
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................   23,328,310      (859,225)    13,132,965         91,216             574,300
                                         ------------   -----------   ------------     ----------          ----------
  Net increase in net assets resulting
   from operations......................   23,590,074       296,883     13,587,992         85,294             562,470
                                         ------------   -----------   ------------     ----------          ----------
UNIT TRANSACTIONS:
Purchases...............................   21,579,201     7,629,629     32,753,873         46,506              94,565
Net transfers...........................   72,852,417    15,016,945     70,693,683        177,612             568,196
Surrenders for benefit payments and
 fees...................................   (1,320,605)     (979,313)    (2,805,059)      (199,015)           (155,582)
Net annuity transactions................       90,872        76,676        192,208        --                --
                                         ------------   -----------   ------------     ----------          ----------
Net increase in net assets resulting
 from unit transactions.................   93,201,885    21,743,937    100,834,705         25,103             507,179
                                         ------------   -----------   ------------     ----------          ----------
Net increase in net assets..............  116,791,959    22,040,820    114,422,697        110,397           1,069,649
NET ASSETS:
  Beginning of period...................    1,199,763     2,423,654     15,244,948      1,470,368           1,012,987
                                         ------------   -----------   ------------     ----------          ----------
  End of period......................... $117,991,722   $24,464,474   $129,667,645     $1,580,765          $2,082,636
                                         ============   ===========   ============     ==========          ==========

                                                                         MERRILL LYNCH
                                          MENTOR VIP    MERCURY VI US    GLOBAL GROWTH
                                          GROWTH FUND   LARGE CAP FUND     FOCUS FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT***   SUB-ACCOUNT***
                                          -----------   --------------   --------------
OPERATIONS:
  Net investment (loss) income..........   $ (8,018)       $    19          $   531
  Capital gains income..................     --                 21              563
  Net realized gain (loss) on security
   transactions.........................     (7,232)        --               --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    158,548            376            3,949
                                           --------        -------          -------
  Net increase in net assets resulting
   from operations......................    143,298            416            5,043
                                           --------        -------          -------
UNIT TRANSACTIONS:
Purchases...............................     19,924          2,499           82,968
Net transfers...........................    179,242         11,190            7,393
Surrenders for benefit payments and
 fees...................................    (44,998)        --                   (1)
Net annuity transactions................      1,932         --               --
                                           --------        -------          -------
Net increase in net assets resulting
 from unit transactions.................    156,100         13,689           90,360
                                           --------        -------          -------
Net increase in net assets..............    299,398         14,105           95,403
NET ASSETS:
  Beginning of period...................    591,672         --               --
                                           --------        -------          -------
  End of period.........................   $891,070        $14,105          $95,403
                                           ========        =======          =======

                                            GLOBAL           HIGH         GROWTH AND      MENTOR VIP     MENTOR VIP PERPETUAL
                                         LEADERS FUND     YIELD FUND     INCOME FUND    CAPITAL GROWTH      INTERNATIONAL
                                         SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT*    SUB-ACCOUNT         SUB-ACCOUNT
                                         -------------   -------------   ------------   --------------   --------------------
OPERATIONS:
  Net investment (loss) income.......... $        128     $    39,679    $     13,479     $   (3,951)         $   (3,170)
  Capital gains income..................       29,044         --              --             --                --
  Net realized (loss) gain on security
   transactions.........................       (3,023)         (1,553)            140             55                  38
  Net unrealized appreciation of
   investments during the period........       52,419          14,002       1,906,801        118,168              47,507
                                         ------------     -----------    ------------     ----------          ----------
  Net increase in net assets resulting
   from operations......................       78,568          52,128       1,920,420        114,272              44,375
                                         ------------     -----------    ------------     ----------          ----------
UNIT TRANSACTIONS:
Purchases...............................      463,522         815,158       5,482,553         92,146              38,705
Net transfers...........................      657,728       1,561,354       7,951,308      1,266,689             937,906
Surrenders for benefit payments and
 fees...................................          (55)         (4,986)       (109,333)        (2,739)             (7,999)
Net annuity transactions................      --              --              --             --                --
                                         ------------     -----------    ------------     ----------          ----------
Net increase in net assets resulting
 from unit transactions.................    1,121,195       2,371,526      13,324,528      1,356,096             968,612
                                         ------------     -----------    ------------     ----------          ----------
Net increase in net assets..............    1,199,763       2,423,654      15,244,948      1,470,368           1,012,987
NET ASSETS:
  Beginning of period...................      --              --              --             --                --
                                         ------------     -----------    ------------     ----------          ----------
  End of period......................... $  1,199,763     $ 2,423,654    $ 15,244,948     $1,470,368          $1,012,987
                                         ============     ===========    ============     ==========          ==========

                                          MENTOR VIP
                                            GROWTH
                                          SUB-ACCOUNT
                                          -----------
OPERATIONS:
  Net investment (loss) income..........   $ (2,316)
  Capital gains income..................     --
  Net realized (loss) gain on security
   transactions.........................          2
  Net unrealized appreciation of
   investments during the period........     56,433
                                           --------
  Net increase in net assets resulting
   from operations......................     54,119
                                           --------
UNIT TRANSACTIONS:
Purchases...............................     39,810
Net transfers...........................    497,486
Surrenders for benefit payments and
 fees...................................        257
Net annuity transactions................     --
                                           --------
Net increase in net assets resulting
 from unit transactions.................    537,553
                                           --------
Net increase in net assets..............    591,672
NET ASSETS:
  Beginning of period...................     --
                                           --------
  End of period.........................   $591,672
                                           ========

  *  From inception, June 1, 1998 to December 31, 1998
 **  From inception, September 30, 1998 to December 31, 1998

            ------------------------------------------------- SA-17
               -------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on a monthly basis, as decribed below:

   a) MORTALITY AND EXPENSE RISK CHARGE--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-18 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a) All financial statements are incorporated by reference.(1)

    (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(2)

        (2)  Not applicable.

        (3)  (a) Principal Underwriter Agreement.(3)

        (3)  (b) Form of Dealer Agreement.(3)

        (4) Form of Individual Single Premium Immediate Variable Annuity Contract.(3)

        (5)  Form of Application.(4)

        (6)  (a) Certificate of Incorporation of Hartford.(5)

        (6)  (b) Bylaws of Hartford.(3)

        (7)  Not applicable.

        (8)  Not applicable.

-------------------
  (1) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-19607, dated May 3, 1999.

  (2) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

  (3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated May 1, 1996.

  (4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19607, dated May 12, 1997.

  (5) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19607, dated May 12, 1997.

        (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

        (10) Consent of Arthur Andersen LLP, Independent Public
             Accountants.

        (11) No financial statements are omitted.

        (12) Not applicable.

        (13) Not applicable.

        (14) Not applicable.

        (15) Copy of Power of Attorney.

        (16) Organizational Chart.


Item 25. Directors and Officers of the Depositor

-------------------------------------------------------------------------------
NAME                        POSITION WITH HARTFORD
-------------------------------------------------------------------------------
David A. Carlson            Vice President
-------------------------------------------------------------------------------
Peter W. Cummins            Senior Vice President
-------------------------------------------------------------------------------
Bruce Ferris                Vice President
-------------------------------------------------------------------------------
Timothy M. Fitch            Vice President & Actuary
-------------------------------------------------------------------------------
Mary Jane B. Fortin         Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
David T. Foy                Senior Vice President, Chief Financial Officer &
                            Treasurer, Director*
-------------------------------------------------------------------------------
Lynda Godkin                Senior Vice President, General Counsel, and
                            Corporate Secretary, Director*
-------------------------------------------------------------------------------
Lois W. Grady               Senior Vice President
-------------------------------------------------------------------------------
Stephen T. Joyce            Senior Vice President
-------------------------------------------------------------------------------
Michael D. Keeler           Vice President
-------------------------------------------------------------------------------
Robert A. Kerzner           Senior Vice President
-------------------------------------------------------------------------------
Thomas M. Marra             President, Director*
-------------------------------------------------------------------------------
Steven L. Matthiesen        Vice President
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NAME                        POSITION WITH HARTFORD
-------------------------------------------------------------------------------
Craig R. Raymond            Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
Lowndes A. Smith            Chief Executive Officer, Director*
-------------------------------------------------------------------------------
David M. Znamierowski       Senior Vice President and Chief Investment Officer,
                            Director*
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the of above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of January 31, 2000, there were 314,501 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

      (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account

          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

      (b) Directors and Officers of HSD

             NAME AND PRINCIPAL     POSITIONS AND OFFICES
              BUSINESS ADDRESS       WITH UNDERWRITER

          David A. Carlson            Vice President
          Peter W. Cummins            Senior Vice President
          David T. Foy                Treasurer
          Lynda Godkin                Senior Vice President, General Counsel and
                                      Corporate Secretary
          George R. Jay               Controller
          Robert A. Kerzner           Executive Vice President
          Thomas M. Marra             Executive Vice President, Director
          Paul E. Olson               Supervising Registered Principal
          Lowndes A. Smith            President and Chief Executive Officer,
                                      Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of the Registration Statement dated May 3, 1999 and filed with the Commission on April 13, 1999.

Item 32.  Undertakings

      (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

      (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2000.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
          (Registrant)

*By: Thomas M. Marra                             *By: /s/ Marianne O'Doherty
     --------------------------                      -----------------------
     Thomas M. Marra, President                          Marianne O'Doherty
                                                         Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By:   Thomas M. Marra
    --------------------------
    Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief       *By: /s/ Marianne O'Doherty
     Financial Officer & Treasurer, Director*         ----------------------
Lynda Godkin, Senior Vice President, General           Marianne O'Doherty
     Counsel and Corporate Secretary, Director*        Attorney-in-Fact
Thomas M. Marra, President, Director*
Lowndes A. Smith, Chief Executive Officer,             Dated: April 7, 2000
     Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX



(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)   Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)   Copy of Power of Attorney.

(16)   Organizational Chart.